SEMIANNUAL
                                    REPORT

                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)


                                MARCH 31, 1998

                                    BENHAM
                                     GROUP

                         Target Maturities Trust: 2000
                         Target Maturities Trust: 2005
                         Target Maturities Trust: 2010
                         Target Maturities Trust: 2015
                         Target Maturities Trust: 2020
                         Target Maturities Trust: 2025

                               TABLE OF CONTENTS
Our Message to You ........................................................    1
Report Highlights .........................................................    2
Market Perspective ........................................................    4
Target Maturities Trust: 2000
           Performance & Portfolio Information ............................    5
           Management Q & A ...............................................    6
           Schedule of Investments ........................................    8
           Financial Highlights ...........................................   36
Target Maturities Trust: 2005
           Performance & Portfolio Information ............................    9
           Management Q & A ...............................................   10
           Schedule of Investments ........................................   12
           Financial Highlights ...........................................   37
Target Maturities Trust: 2010
           Performance & Portfolio Information ............................   13
           Management Q & A ...............................................   14
           Schedule of Investments ........................................   16
           Financial Highlights ...........................................   38
Target Maturities Trust: 2015
           Performance & Portfolio Information ............................   17
           Management Q & A ...............................................   18
           Schedule of Investments ........................................   20
           Financial Highlights ...........................................   39
Target Maturities Trust: 2020
           Performance & Portfolio Information ............................   21
           Management Q & A ...............................................   22
           Schedule of Investments ........................................   24
           Financial Highlights ...........................................   40
Target Maturities Trust: 2025
           Performance & Portfolio Information ............................   25
           Management Q & A ...............................................   26
           Schedule of Investments ........................................   28
           Financial Highlights ...........................................   41
Statements of Assets and Liabilities ......................................   29
Statements of Operations ..................................................   30
Statements of Changes in Net Assets .......................................   31
Notes to Financial Statements .............................................   33
Retirement Account Information ............................................   42
Background Information ....................................................   44
Glossary ..................................................................   45

       American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. We've organized our funds into three distinct groups, based on investment style and objectives, to help simplify your fund decisions. These groups appear below.

                 AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
         Group                     Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
    Target Maturities
        Trust

We welcome your comments or questions about this report. See the back cover for ways to contact us by mail, phone or e-mail.

American Century and Benham Group are registered marks of American Century Services Corporation.


                          AMERICAN CENTURY INVESTMENTS


                              OUR MESSAGE TO YOU

           [photo of James E. Stowers, Jr. and James E. Stowers III]

    The U.S. Treasury market rallied during the six-month period ended March 31, 1998. Low inflation, an improving federal budget and healthy economy created an ideal environment for bonds. The financial crisis in Asia boosted demand for Treasurys as global investors looked for a safe place to put their money.

    Zero-coupon bonds, which are considerably more sensitive to changes in interest rates than traditional Treasurys, produced handsome returns during the six-month period. Rapidly falling interest rates helped longer-maturity zeros to post double-digit gains.

    The past six months have been eventful for American Century. As many of you may know, we gained a powerful business partner this past January, when J.P. Morgan became a substantial minority shareholder. J.P. Morgan has been in business over 150 years, serving institutions, governments and individuals with complex financial needs. The new business partnership will allow both companies to offer investors a highly diverse menu of options and services.

    Many of you may also know that Jim Benham, founder of the Benham Group, retired in December. With the integration of Benham and Twentieth Century successfully completed, Jim felt it was time to step back from the business. Much of the Benham culture has become a part of American Century, including the educational investor seminar program Jim created. Two of his sons, Jim A. Benham and Tim Benham, remain with the company to carry on the Benham tradition.

    We're also working hard to prepare our computer systems for year 2000 (Y2K), which has been widely publicized in the financial press. Y2K refers to the possible inability of computer systems to distinguish between the years 1900 and 2000. Like other financial companies, a significant percentage of our computer operations involves some type of date comparison or date calculation. Although much of our system is already Y2K compliant, we anticipate the rest will be in compliance by the end of this year.

    In closing, we are proud to note that 1998 marks the 40th year since American Century launched its first mutual funds. Not many fund companies can claim a 40-year track record, or a fund family that includes nearly 70 stock, bond, money market and blended (stock and bond) funds that provide investors with such a wide range of choice and flexibility. Whatever your financial goals, we believe we have an outstanding group of funds to help you reach them.

    Thank you for your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.                     /s/James E. Stowers III
James E. Stowers, Jr.                        James E. Stowers III
Chairman of the Board and Founder            Chief Executive Officer


SEMIANNUAL REPORT                                OUR MESSAGE TO YOU       1


                               REPORT HIGHLIGHTS

MARKET PERSPECTIVE

* Zero-coupon Treasury bonds produced excellent returns in the six months ended March 31, 1998, when interest rates declined sharply.

* Interest rates fell in part because inflation was low--consumer prices rose at the slowest pace in a dozen years in 1997.

* While inflation was dormant, the economy surged ahead by 3.7% in the fourth quarter of 1997 and by 4.2% in the first three months of 1998.

* Economic turmoil in Asia spurred demand for U.S. Treasury securities, which are considered "safe-haven" investments.

* Demand for Treasurys was also helped by the strong U.S. dollar, high real yields (nominal interest rates minus the current rate of inflation) and a healthy economy.

TARGET MATURITIES TRUST: 2000

* The fund returned 3.47% for the six months (see the Total Returns table on page 5). Target: 2000's positive returns are a result of the recent decline in interest rates.

* The fund's anticipated value at maturity (AVM) rose by $0.36 because we lowered the assumption for expenses in our AVM calculation to reflect the new, unified fee structure.

* We sold some STRIPS (defined on page 45) and bought the principal piece of an old Treasury bond with a yield to maturity that was 0.20% higher than STRIPS yields.

* Going forward, we'll continue to keep the portfolio's average maturity date close to the November 15, 2000 maturity of the benchmark.

TARGET MATURITIES TRUST: 2005

* For the six months, the fund produced a total return of 6.18% (see the Total Returns table on page 9), reflecting the recent decline in interest rates.

* The fund's anticipated value at maturity (AVM) rose by $0.98 because we lowered the assumption for expenses in our AVM calculation to reflect the new, unified fee structure.

* We used new money coming into the fund to buy STRIPS maturing in February 2006. Those securities have a higher yield than 2005-maturity STRIPS and also helped boost Target: 2005's AVM.

* Going forward, we'll continue to keep the fund's average maturity date close to the November 15, 2005 maturity of the benchmark.

TARGET MATURITIES TRUST: 2010

* For the six months, the fund produced a total return of 8.79% (see the Total Returns table on page 13), reflecting the recent decline in interest rates.

* The fund's anticipated value at maturity (AVM) rose by $1.28 because we lowered the assumption for expenses in our AVM calculation to reflect the new, unified fee structure.


                TARGET: 2000

TOTAL RETURNS:                AS OF 3/31/98
     6 Months                        3.47%*
     1 Year                           9.16%

NET ASSETS:                  $239.9 million
     (AS OF 3/31/98)

INCEPTION DATE:                     3/25/85

TICKER SYMBOL:                        BTMTX


                TARGET: 2005

TOTAL RETURNS:                AS OF 3/31/98
     6 Months                        6.18%*
     1 Year                          17.05%

NET ASSETS:                  $406.4 million
     (AS OF 3/31/98)

INCEPTION DATE:                     3/25/85

TICKER SYMBOL:                        BTFIX


                TARGET: 2010

TOTAL RETURNS:                AS OF 3/31/98
     6 Months                        8.79%*
     1 Year                          24.23%

NET ASSETS:                  $183.6 million
     (AS OF 3/31/98)

INCEPTION DATE:                     3/25/85

TICKER SYMBOL:                        BTTNX

* Not annualized.


2      REPORT HIGHLIGHTS                      AMERICAN CENTURY INVESTMENTS


                               REPORT HIGHLIGHTS

* We used new money coming into the fund to buy November 2010 STRIPS, which helped lengthen the average maturity date from October 3 to October 7, 2010.

* Going forward, we'll work to get the fund's average maturity date closer to the November 15, 2010 maturity of the benchmark.

TARGET MATURITIES TRUST: 2015

* The fund returned 12.34% for the six months (see the Total Returns table on page 17). Those healthy returns are a result of the recent decline in interest rates and the fund's high degree of sensitivity to rate changes.

* Target: 2015's anticipated value at maturity (AVM) rose by $1.97 because we lowered the assumption for expenses in our AVM calculation to reflect the new, unified fee structure.

* We used new money coming into the fund to buy November 2015 STRIPS, which helped keep the fund's average maturity date very close to that of the benchmark.

* Going forward, we'll continue to track the benchmark to help the fund reach its AVM.

TARGET MATURITIES TRUST: 2020

* For the six months, the fund returned 15.27% (see the Total Returns table on page 21). Those returns reflect the recent decline in interest rates and the fund's extreme sensitivity to rate changes.

* The fund's anticipated value at maturity (AVM) rose by $2.32 because we lowered the assumption for expenses in our AVM calculation to reflect the new, unified fee structure.

* We sold some of our shortest maturity and highest tax cost REFCORPs (defined on page 45) to meet shareholder redemptions.

* Going forward, we'll work to move the portfolio's average maturity date closer to the November 15, 2020 maturity of the benchmark.

TARGET MATURITIES TRUST: 2025

* For the six months, the fund returned 16.48% (see the Total Returns table on page 25). Those returns reflect the recent decline in interest rates and the fund's extreme sensitivity to rate changes.

* The fund's anticipated value at maturity (AVM) rose by $1.88 because we lowered the assumption for expenses in our AVM calculation to reflect the new, unified fee structure.

* Fund assets nearly tripled, and we used that new money to buy STRIPS, which are the most liquid zero-coupon bonds (the easiest to buy and sell).

* Going forward, we'll continue to move the portfolio's average maturity date closer to the November 15, 2025 maturity of the benchmark.


                  TARGET: 2015

TOTAL RETURNS:                AS OF 3/31/98
     6 Months                       12.34%*
     1 Year                          33.47%

NET ASSETS:                  $145.1 million
     (AS OF 3/31/98)

INCEPTION DATE:                      9/1/86

TICKER SYMBOL:                        BTFTX


                 TARGET: 2020

TOTAL RETURNS:                AS OF 3/31/98
     6 Months                       15.27%*
     1 Year                          41.66%

NET ASSETS:                  $556.9 million
     (AS OF 3/31/98)

INCEPTION DATE:                    12/29/89

TICKER SYMBOL:                        BTTTX


                 TARGET: 2025

TOTAL RETURNS:                AS OF 3/31/98
     6 Months                       16.48%*
     1 Year                          47.14%

NET ASSETS:                  $205.5 million
     (AS OF 3/31/98)

INCEPTION DATE:                     2/15/96

TICKER SYMBOL:                        BTTRX

* Not annualized.

Many of the investment terms in this report are defined in the Glossary on page 45.


SEMIANNUAL REPORT                                 REPORT HIGHLIGHTS       3


                              MARKET PERSPECTIVE

[line graph - data below]

Shifting Yield Curve for Treasury Zeros

Years to Maturity        9/30/97        3/31/98
1                        5.670%         5.600%
2                        5.840%         5.610%
3                        5.910%         5.670%
4                        5.990%         5.680%
5                        6.010%         5.750%
6                        6.095%         5.780%
7                        6.180%         5.810%
8                        6.230%         5.847%
9                        6.280%         5.883%
10                       6.330%         5.920%
11                       6.370%         5.952%
12                       6.410%         5.984%
13                       6.450%         6.016%
14                       6.490%         6.048%
15                       6.530%         6.080%
16                       6.548%         6.090%
17                       6.566%         6.100%
18                       6.584%         6.110%
19                       6.602%         6.120%
20                       6.620%         6.130%
21                       6.614%         6.126%
22                       6.608%         6.122%
23                       6.602%         6.118%
24                       6.596%         6.114%
25                       6.590%         6.110%
26                       6.556%         6.088%
27                       6.522%         6.066%
28                       6.488%         6.044%
29                       6.454%         6.022%
30                       6.420%         6.000%

REPRESENTATIVE RETURNS FOR ZEROS (six months ended 3/31/98)

   11/15/00 coupon STRIPS         3.77%
   11/15/05 coupon STRIPS         6.35%
   11/15/10 coupon STRIPS         8.92%
   11/15/15 coupon STRIPS         12.68%
   11/15/20 coupon STRIPS         15.52%
   11/15/25 coupon STRIPS         17.59%

Source: Bloomberg Financial Markets

EXCEPTIONAL PERFORMANCE

    Zero-coupon Treasury bonds produced outstanding returns in the six months ended March 31, 1998, when interest rates declined sharply (see the yield curve graphic at right). Longer-term zeros, which are most sensitive to changes in rates, performed best. As shown in the accompanying table, the November 15, 2025 STRIPS issue returned 17.59%, while the shorter-term November 15, 2000 STRIPS returned 3.77%.

U.S. ECONOMY

    Interest rates came down in part because inflation remained low despite healthy U.S. economic growth. In 1997, consumer prices rose at the slowest pace in a dozen years. Huge gains in worker productivity and savings on health care and benefits costs allowed companies to pay higher wages without increasing prices. Lower energy and commodity prices also played a role in keeping inflation in check. Oil prices hit a nine-year low in March 1998.

    While inflation was dormant, the economy roared ahead, expanding by 3.7% in the fourth quarter of 1997 and 4.2% in the first three months of 1998. The unemployment rate reached a 24-year low during the period.

ASIAN FLU

    Economic turmoil in Asia also contributed to lower U.S. interest rates. Analysts expect slower Asian demand for U.S. goods to take the edge off economic growth going forward. In addition, the dollar appreciated sharply against many Asian currencies. A stronger dollar makes imports cheaper for American consumers, limiting the ability of U.S. companies to push through price increases.

SUPPLY AND DEMAND

    Demand for Treasury bonds was given a boost by the Asian crisis--global investors looking for refuge from volatile world equity markets bought U.S. Treasury securities for their relative safety.

    With inflation so low, "real" yields on Treasurys (nominal interest rates minus the current rate of inflation) exceeded 4%, compared with a historical average of around 2%. High real yields, a healthy economy and strong dollar attracted large global capital flows to the U.S. bond market.

    Treasurys also benefited from an improving federal budget picture. Smaller federal budget deficits mean less need for government borrowing, so Treasury supply will likely decline going forward. That helped boost prices and lower yields on existing securities.


4      MARKET PERSPECTIVE                     AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2000

                                                                                 AVERAGE ANNUAL RETURNS
                                      6 MONTHS         1 YEAR           3 YEARS         5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS AS OF MARCH 31, 1998*

Target Maturities Trust: 2000 ........  3.47%           9.16%           8.11%            6.02%            9.86%

11/15/00 Maturity
STRIPS Issue .........................  3.77%           9.66%           8.56%            6.43%            10.36%

Merrill Lynch Long-Term
Treasury Index .......................  8.03%           20.49%          12.44%           8.96%            10.78%

* Returns for periods less than one year are not annualized.

See pages 44-45 for more information about returns, the comparative index and the fund's benchmark.

[mountain graph - data below]

Growth of $10,000 Over Ten Years
$10,000 investment made 3/31/88

                                  Value on 3/31/98
                                      11/15/00           Merrill Lynch
                Target: 2000        STRIPS Issue        Long-Term Index
Mar-88             $10,000             $10,000              $10,000
Apr-88             $9,796              $9,762               $9,839
May-88             $9,554              $9,644               $9,666
Jun-88             $10,106             $10,189              $10,074
Jul-88             $9,873              $9,884               $9,883
Aug-88             $9,905              $9,967               $9,921
Sep-88             $10,420             $10,459              $10,296
Oct-88             $10,817             $10,872              $10,599
Nov-88             $10,547             $10,604              $10,367
Dec-88             $10,690             $10,647              $10,499
Jan-89             $10,964             $11,075              $10,711
Feb-89             $10,593             $10,685              $10,496
Mar-89             $10,739             $10,803              $10,607
Apr-89             $11,093             $11,134              $10,856
May-89             $11,530             $11,625              $11,288
Jun-89             $12,313             $12,417              $11,928
Jul-89             $12,629             $12,694              $12,200
Aug-89             $12,258             $12,333              $11,876
Sep-89             $12,310             $12,374              $11,921
Oct-89             $12,785             $12,921              $12,399
Nov-89             $12,891             $13,033              $12,500
Dec-89             $12,808             $13,020              $12,483
Jan-90             $12,244             $12,452              $12,057
Feb-90             $12,235             $12,405              $12,005
Mar-90             $12,250             $12,391              $11,974
Apr-90             $11,856             $12,012              $11,667
May-90             $12,417             $12,624              $12,211
Jun-90             $12,719             $12,927              $12,490
Jul-90             $12,851             $13,087              $12,618
Aug-90             $12,273             $12,490              $12,072
Sep-90             $12,402             $12,600              $12,227
Oct-90             $12,750             $13,036              $12,499
Nov-90             $13,314             $13,588              $13,018
Dec-90             $13,616             $13,906              $13,289
Jan-91             $13,720             $14,055              $13,439
Feb-91             $13,772             $13,997              $13,492
Mar-91             $13,835             $14,102              $13,536
Apr-91             $14,033             $14,373              $13,715
May-91             $14,013             $14,289              $13,714
Jun-91             $13,918             $14,199              $13,606
Jul-91             $14,125             $14,434              $13,805
Aug-91             $14,692             $14,962              $14,287
Sep-91             $15,152             $15,492              $14,733
Oct-91             $15,285             $15,538              $14,781
Nov-91             $15,469             $15,836              $14,852
Dec-91             $16,430             $16,824              $15,738
Jan-92             $15,757             $16,124              $15,227
Feb-92             $15,857             $16,216              $15,335
Mar-92             $15,639             $15,960              $15,166
Apr-92             $15,633             $16,061              $15,172
May-92             $16,062             $16,412              $15,571
Jun-92             $16,484             $16,843              $15,794
Jul-92             $17,221             $17,597              $16,439
Aug-92             $17,431             $17,855              $16,578
Sep-92             $17,883             $18,324              $16,833
Oct-92             $17,440             $17,843              $16,498
Nov-92             $17,348             $17,755              $16,548
Dec-92             $17,822             $18,232              $16,988
Jan-93             $18,377             $18,820              $17,491
Feb-93             $19,042             $19,502              $18,071
Mar-93             $19,128             $19,622              $18,120
Apr-93             $19,318             $19,820              $18,252
May-93             $19,258             $19,752              $18,320
Jun-93             $20,000             $20,511              $19,090
Jul-93             $20,072             $20,591              $19,384
Aug-93             $20,673             $21,207              $20,162
Sep-93             $20,826             $21,387              $20,251
Oct-93             $20,837             $21,366              $20,376
Nov-93             $20,466             $20,997              $19,857
Dec-93             $20,578             $21,111              $19,916
Jan-94             $20,987             $21,543              $20,400
Feb-94             $20,259             $20,808              $19,548
Mar-94             $19,563             $20,083              $18,750
Apr-94             $19,307             $19,808              $18,462
May-94             $19,321             $19,840              $18,373
Jun-94             $19,209             $19,739              $18,208
Jul-94             $19,600             $20,154              $18,783
Aug-94             $19,663             $20,218              $18,667
Sep-94             $19,255             $19,799              $18,101
Oct-94             $19,143             $19,703              $18,021
Nov-94             $19,013             $19,576              $18,117
Dec-94             $19,160             $19,722              $18,435
Jan-95             $19,577             $20,190              $18,906
Feb-95             $20,196             $20,861              $19,437
Mar-95             $20,276             $20,939              $19,578
Apr-95             $20,613             $21,278              $19,923
May-95             $21,666             $22,381              $21,464
Jun-95             $21,858             $22,567              $21,723
Jul-95             $21,723             $22,460              $21,384
Aug-95             $21,936             $22,685              $21,845
Sep-95             $22,112             $22,816              $22,239
Oct-95             $22,454             $23,235              $22,894
Nov-95             $22,845             $23,650              $23,455
Dec-95             $23,133             $23,934              $24,089
Jan-96             $23,357             $24,212              $24,076
Feb-96             $22,926             $23,755              $22,901
Mar-96             $22,647             $23,483              $22,465
Apr-96             $22,437             $23,250              $22,090
May-96             $22,336             $23,164              $21,984
Jun-96             $22,615             $23,459              $22,430
Jul-96             $22,667             $23,525              $22,430
Aug-96             $22,644             $23,496              $22,157
Sep-96             $23,002             $23,874              $22,764
Oct-96             $23,469             $24,401              $23,651
Nov-96             $23,830             $24,753              $24,428
Dec-96             $23,594             $24,523              $23,850
Jan-97             $23,670             $24,612              $23,695
Feb-97             $23,672             $24,612              $23,663
Mar-97             $23,471             $24,431              $23,100
Apr-97             $23,750             $24,723              $23,662
May-97             $23,926             $24,920              $23,915
Jun-97             $24,129             $25,144              $24,367
Jul-97             $24,643             $25,667              $25,776
Aug-97             $24,493             $25,528              $25,057
Sep-97             $24,757             $25,819              $25,761
Oct-97             $25,030             $26,093              $26,609
Nov-97             $25,047             $26,147              $26,958
Dec-97             $25,255             $26,370              $27,413
Jan-98             $25,593             $26,741              $27,956
Feb-98             $25,550             $26,701              $27,760
Mar-98             $25,619             $26,792              $27,830

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the index's total return line does not.

PORTFOLIO AT A GLANCE
                                      3/31/98          9/30/97
Number of Securities                     51               31
Anticipated Growth Rate                 5.06%            5.24%
Weighted Average Maturity Date        11/14/00         11/14/00
Anticipated Value at Maturity
   (AVM--see graph on next page)       $101.49          $101.13
Expense Ratio                          0.60%*            0.56%

* Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2000       5


                         TARGET MATURITIES TRUST: 2000

MANAGEMENT Q & A

    An interview with Dave Schroeder, a portfolio manager on the Target Maturities Trust investment team.

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

    Target: 2000 produced positive returns, reflecting the recent decline in interest rates (see the Market Perspective on page 4). For the six months ended March 31, 1998, the fund returned 3.47%, while its benchmark, a November 15, 2000 STRIPS issue, returned 3.77%. (See the Total Returns table on the previous page for other fund performance comparisons.) However, fund returns are reduced by management expenses and transaction costs, while the benchmark's are not.

TARGET: 2000'S ANTICIPATED VALUE AT MATURITY (AVM) INCREASED BY $0.36 (SEE PAGE
5). WHY?

    The higher AVM is a result of the new, unified fee structure shareholders approved last summer. We approximate the fund's anticipated growth rate and value at maturity each day, so shareholders have an idea what their investment should return if they hold their shares to the maturity date. But that calculation assumes that the expense ratio and portfolio composition remain constant over the life of the fund. In the past, our AVM calculation was based on the old expense cap of 0.70%, though actual fund expenses varied. Lowering the assumption for expenses in our calculation to 0.60%--the fund's current management fee--caused the anticipated value at maturity to rise.

[line graph - data below]

Target: 2000's Share Price vs. Anticipated Value at Maturity

             Actual Share Price            Anticipated Value at Maturity
               (Historical)                   (Estimated Share Price)
'85               $26.77                              $100
'86               $35.44                              $100
'87               $33.33                              $98.69
'88               $37.16                              $97.43
'89               $44.52                              $96.21
'90               $47.33                              $97.59
'91               $57.11                              $98.91
'92               $61.947                             $101.16
'93               $71.526                             $100.708
'94               $66.598                             $100.829
'95               $80.408                             $100.992
'96               $79.947                             $101.102
'97               $86.06                              $101.13
'98               $89.05                              $101.49
'99
'00

The top line in the graph represents the fund's Anticipated Value at Maturity (AVM--defined on page 45), which fluctuates from day to day based on the fund's expected maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM.

While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


6      TARGET MATURITIES TRUST: 2000          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2000

THE CHARTS BELOW SHOW THAT THE FUND'S STRIPS HOLDINGS DECREASED OVER THE LAST SIX MONTHS. WHY THE CHANGE?

    The decrease in STRIPS was partially cash-flow related. Fund assets fell from about $248 million to around $240 million over the last six months. STRIPS are the most liquid (the easiest to buy and sell) zero-coupon bonds, so we sold them to meet shareholder redemptions. We also sold STRIPS and bought PHYSICALs.

WHAT ARE "PHYSICALS" AND WHY BUY THEM?

    PHYSICALs are the stripped interest and principal payments from Treasury bearer bonds traded in physical form. We bought these zeros because their yield to maturity was 0.20% higher than STRIPS yields. We bought a nearly $15 million par value piece that consisted of the principal portion of a Treasury long bond. We'll try to convert these physical zeros into wirable securities, which will cause their prices to rise relative to STRIPS.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES?

    While it's possible rates could go lower, we think the majority of the decline in yields is already behind us. In our opinion, economic growth would have to slow significantly to get bond prices moving higher again, and a slowdown of that magnitude doesn't seem likely in the near future. Analysts thought slower demand from Asia would put the brakes on the economy, but a robust consumer sector has kept growth strong. Continued economic strength helps establish a floor on how low interest rates can go--the Federal Reserve is reluctant to lower short-term interest rates as long as the economy remains robust and there's at least the threat of inflation from higher wages.

WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

    We manage Target: 2000 to deliver a pure play on zero-coupon bonds, giving shareholders the total return and interest rate sensitivity of a zero maturing November 15, 2000. While there's no assurance that Target: 2000 will reach its anticipated value at maturity, we'll manage the fund to try to meet or beat that value. To do that, we'll continue to work to keep the average maturity date close to that of the benchmark. We'll also try to keep turnover and transaction costs down by using cash inflows and outflows as opportunities to adjust the portfolio's composition and weighted average maturity date. We're likely to continue to use STRIPS to meet liquidity needs, while we'll look for additional yield in other types of zeros.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 3/31/98)
STRIPS             53%
TRs                30%
PHYSICALs           5%
CUBES               5%
Other               7%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 9/30/97)
STRIPS             62%
TRs                28%
Other              10%


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2000       7


                            SCHEDULE OF INVESTMENTS
                         TARGET MATURITIES TRUST: 2000

MARCH 31, 1998 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES(1)

              $      71,250  CUBES, 8.76%, 8/15/99                $      65,971

                     75,000  ETR, 5.26%, 11/15/99                        68,408

                    153,000  STRIPS -- COUPON, 5.40%,
                                 11/15/99                               139,860

                  2,836,700  TBR, 7.83%, 11/15/99                     2,588,178

                     75,000  TR, 5.20%, 11/15/99                         68,483

                    349,800  TR, 5.46%, 11/15/99                        319,406

                    133,000  CATS, 5.22%, 2/15/00                       119,737

                     88,125  CUBES, 8.60%, 2/15/00                       79,337

                 12,100,000  STRIPS -- COUPON, 5.73%,
                                 2/15/00                             10,907,253

                    306,945  TBR, 8.80%, 2/15/00                        276,083

                 29,708,220  TR, 6.69%, 2/15/00                      26,745,584

                     28,146  TR, 8.50%, 2/15/00                          25,339

                    199,843  TR, 8.88%, 2/15/00                         179,914

                    100,000  TR, 9.28%, 2/15/00                          90,028

                    149,000  CATS, 5.25%, 5/15/00                       132,457

                  5,850,000  CUBES, 5.68%, 5/15/00                    5,195,123

                    645,525  TBR, 8.62%, 5/15/00                        573,262

                    849,000  TBR, 8.72%, 5/15/00                        753,959

                  5,000,000  CUBES, 5.50%, 8/15/00                    4,374,037

                 46,800,000  STRIPS -- COUPON, 5.49%,
                                 8/15/00                             41,007,242

                  9,667,000  STRIPS -- PRINCIPAL, 6.94%,
                                 8/15/00                              8,473,385

                    894,045  TBR, 8.72%, 8/15/00                        781,215

                  2,735,000  COUGAR, 7.38%, 11/15/00                  2,358,205

                  1,197,000  COUGAR, 8.37%, 11/15/00                  1,032,092

                    410,625  CUBES, 9.26%, 11/15/00                     354,415

                 39,391,000  STRIPS -- PRINCIPAL, 7.61%,
                                 11/15/00                            34,055,225

                  3,754,000  TIGR, 7.83%, 11/15/00                    3,240,122

                    265,000  TR, 5.85%, 11/15/00                        228,725

                  1,199,424  TR, 7.17%, 11/15/00                      1,035,237

                     29,600  TR, 8.49%, 11/15/00                         25,548

                        843  TR, 9.43%, 11/15/00                            728

                    381,769  TR, 9.52%, 11/15/00                        329,509

                    376,250  TR, 9.79%, 11/15/00                        324,746

                     75,000  CATS, 5.34%, 2/15/01                        63,807

                 20,700,000  STRIPS -- COUPON, 6.19%,
                                 2/15/01                             17,645,295


Principal Amount                                                        Value
--------------------------------------------------------------------------------

               $  4,657,000  TIGR, 5.52%, 2/15/01                $    3,962,002

                  3,933,650  TR, 5.52%, 2/15/01                       3,346,603

                  2,052,928  TR, 5.87%, 2/15/01                       1,746,555

                  4,435,750  TR, 6.92%, 2/15/01                       3,773,771

                 10,000,000  TR, 7.80%, 2/15/01                       8,507,627

                  1,400,000  COUGAR, 5.63%, 5/15/01                   1,173,120

                  1,496,250  CUBES, 6.21%, 5/15/01                    1,253,391

                     44,000  TIGR, 5.39%, 5/15/01                        36,914

                 24,350,000  TR, 7.06%, 5/15/01                      20,428,689

                 17,450,000  STRIPS -- PRINCIPAL, 7.44%,
                                 8/15/01                             14,451,020

                  7,060,020  TR, 5.38%, 8/15/01                       5,835,173

                 15,000,000  U.S. Treasury Corpus, 5.99%,
                                 11/15/01                            12,200,983
                                                             -------------------

TOTAL INVESTMENT SECURITIES--100.0%                                $240,373,763
                                                             ===================
   (Cost $234,953,553)

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

COUGAR = Coupons on Underlying Government Securities

CUBES = Coupons Under Book Entry Safekeeping

ETR = Easy Growth Treasury Receipts

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


8      TARGET MATURITIES TRUST: 2000          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2005

                                                                                AVERAGE ANNUAL RETURNS
                                     6 MONTHS         1 YEAR           3 YEARS         5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURNS AS OF MARCH 31, 1998*

Target Maturities Trust: 2005 ........ 6.18%           17.05%          11.55%           8.72%            12.01%

11/15/05 Maturity
STRIPS Issue ......................... 6.35%           17.52%          12.09%           8.96%            12.25%

Merrill Lynch Long-Term
Treasury Index ....................... 8.03%           20.49%          12.44%           8.96%            10.78%

* Returns for periods less than one year are not annualized.

See pages 44-45 for more information about returns, the comparative index and the fund's benchmark.


[mountain graph - data below]

Growth of $10,000 Over Ten Years
$10,000 investment made 3/31/88

                                   Value on 3/31/98
                                       11/15/05           Merrill Lynch
                 Target: 2005        STRIPS Issue        Long-Term Index
Mar-88             $10,000              $10,000              $10,000
Apr-88             $9,751               $9,610               $9,839
May-88             $9,420               $9,434               $9,666
Jun-88             $10,308              $10,278              $10,074
Jul-88             $9,832               $9,770               $9,883
Aug-88             $9,891               $9,853               $9,921
Sep-88             $10,503              $10,497              $10,296
Oct-88             $11,098              $11,089              $10,599
Nov-88             $10,717              $10,725              $10,367
Dec-88             $11,048              $10,998              $10,499
Jan-89             $11,379              $11,427              $10,711
Feb-89             $10,975              $11,053              $10,496
Mar-89             $11,147              $11,243              $10,607
Apr-89             $11,510              $11,574              $10,856
May-89             $12,086              $12,231              $11,288
Jun-89             $13,184              $13,239              $11,928
Jul-89             $13,379              $13,392              $12,200
Aug-89             $12,939              $12,888              $11,876
Sep-89             $12,975              $12,933              $11,921
Oct-89             $13,710              $13,748              $12,399
Nov-89             $13,859              $13,902              $12,500
Dec-89             $13,687              $13,777              $12,483
Jan-90             $12,776              $12,845              $12,057
Feb-90             $12,662              $12,755              $12,005
Mar-90             $12,639              $12,673              $11,974
Apr-90             $12,095              $12,047              $11,667
May-90             $12,930              $13,014              $12,211
Jun-90             $13,329              $13,456              $12,490
Jul-90             $13,374              $13,496              $12,618
Aug-90             $12,422              $12,438              $12,072
Sep-90             $12,580              $12,597              $12,227
Oct-90             $12,930              $13,014              $12,499
Nov-90             $13,837              $13,961              $13,018
Dec-90             $14,177              $14,325              $13,289
Jan-91             $14,272              $14,487              $13,439
Feb-91             $14,345              $14,375              $13,492
Mar-91             $14,367              $14,450              $13,536
Apr-91             $14,599              $14,658              $13,715
May-91             $14,499              $14,538              $13,714
Jun-91             $14,313              $14,392              $13,606
Jul-91             $14,567              $14,724              $13,805
Aug-91             $15,288              $15,340              $14,287
Sep-91             $15,932              $16,067              $14,733
Oct-91             $15,909              $15,980              $14,781
Nov-91             $15,995              $16,103              $14,852
Dec-91             $17,220              $17,405              $15,738
Jan-92             $16,476              $16,654              $15,227
Feb-92             $16,562              $16,732              $15,335
Mar-92             $16,268              $16,369              $15,166
Apr-92             $16,136              $16,223              $15,172
May-92             $16,739              $16,821              $15,571
Jun-92             $17,034              $17,092              $15,794
Jul-92             $18,036              $18,087              $16,439
Aug-92             $18,204              $18,272              $16,578
Sep-92             $18,676              $18,784              $16,833
Oct-92             $18,100              $18,175              $16,498
Nov-92             $18,159              $18,248              $16,548
Dec-92             $18,866              $18,991              $16,988
Jan-93             $19,483              $19,653              $17,491
Feb-93             $20,503              $20,654              $18,071
Mar-93             $20,463              $20,680              $18,120
Apr-93             $20,744              $20,949              $18,252
May-93             $20,762              $21,032              $18,320
Jun-93             $22,045              $22,334              $19,090
Jul-93             $22,345              $22,639              $19,384
Aug-93             $23,274              $23,587              $20,162
Sep-93             $23,510              $23,928              $20,251
Oct-93             $23,624              $23,998              $20,376
Nov-93             $22,753              $23,083              $19,857
Dec-93             $22,934              $23,274              $19,916
Jan-94             $23,728              $24,035              $20,400
Feb-94             $22,385              $22,712              $19,548
Mar-94             $21,261              $21,362              $18,750
Apr-94             $21,048              $21,034              $18,462
May-94             $20,930              $20,937              $18,373
Jun-94             $20,721              $20,733              $18,208
Jul-94             $21,370              $21,422              $18,783
Aug-94             $21,320              $21,402              $18,667
Sep-94             $20,512              $20,574              $18,101
Oct-94             $20,354              $20,459              $18,021
Nov-94             $20,508              $20,593              $18,117
Dec-94             $20,893              $21,000              $18,435
Jan-95             $21,419              $21,565              $18,906
Feb-95             $22,204              $22,362              $19,437
Mar-95             $22,390              $22,560              $19,578
Apr-95             $22,862              $23,047              $19,923
May-95             $24,862              $25,088              $21,464
Jun-95             $25,179              $25,411              $21,723
Jul-95             $24,707              $24,969              $21,384
Aug-95             $25,224              $25,496              $21,845
Sep-95             $25,673              $25,955              $22,239
Oct-95             $26,308              $26,625              $22,894
Nov-95             $27,061              $27,399              $23,455
Dec-95             $27,714              $28,074              $24,089
Jan-96             $27,751              $28,137              $24,076
Feb-96             $26,449              $26,811              $22,901
Mar-96             $25,959              $26,341              $22,465
Apr-96             $25,433              $25,773              $22,090
May-96             $25,243              $25,591              $21,984
Jun-96             $25,732              $26,126              $22,430
Jul-96             $25,769              $26,144              $22,430
Aug-96             $25,528              $25,895              $22,157
Sep-96             $26,228              $26,605              $22,764
Oct-96             $27,172              $27,662              $23,651
Nov-96             $28,052              $28,486              $24,428
Dec-96             $27,371              $27,788              $23,850
Jan-97             $27,275              $27,750              $23,695
Feb-97             $27,248              $27,701              $23,663
Mar-97             $26,553              $27,032              $23,100
Apr-97             $27,166              $27,661              $23,662
May-97             $27,484              $27,974              $23,915
Jun-97             $27,888              $28,453              $24,367
Jul-97             $29,266              $29,831              $25,776
Aug-97             $28,587              $29,160              $25,057
Sep-97             $29,273              $29,872              $25,761
Oct-97             $29,999              $30,618              $26,609
Nov-97             $30,161              $30,742              $26,958
Dec-97             $30,556              $31,181              $27,413
Jan-98             $31,250              $31,957              $27,956
Feb-98             $31,037              $31,709              $27,760
Mar-98             $31,079              $31,767              $27,830

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the index's total return line does not.


PORTFOLIO AT A GLANCE
                                      3/31/98           9/30/97
Number of Securities                     38                34
Anticipated Growth Rate                 5.23%             5.57%
Weighted Average Maturity Date        12/02/05          11/16/05
Anticipated Value at Maturity
   (AVM--see graph on next page)       $101.83           $100.85
Expense Ratio                          0.60%*             0.57%

* Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2005       9


                         TARGET MATURITIES TRUST: 2005

MANAGEMENT Q & A

    An interview with Dave Schroeder, a portfolio manager on the Target Maturities Trust investment team.

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

    Target: 2005 performed well, producing a 6.18% return for the six months ended March 31, 1998. For the year ended in March, the fund returned 17.05%. Those positive returns are a product of lower interest rates overall (see the Market Perspective on page 4).

    The fund's benchmark, a November 15, 2005 STRIPS issue, returned 6.35% for the six months. (See the Total Returns table on the previous page for additional fund performance comparisons.) Keep in mind that fund returns are reduced by management expenses and transaction costs, while the benchmark's are not.

TARGET: 2005'S ANTICIPATED VALUE AT MATURITY (AVM) INCREASED BY $0.98 (SEE PAGE
9). WHY?

    The higher AVM is a result of the new, unified fee structure shareholders approved last summer. We approximate the fund's anticipated growth rate and value at maturity each day, so shareholders have an idea what their investment should return if they hold their shares to the maturity date. But that calculation assumes that the expense ratio and portfolio composition remain constant over the life of the fund. In the past, our AVM calculation was based on the old expense cap of 0.70%, though actual fund expenses varied. Lowering the assumption for expenses in our calculation to 0.60%--the fund's current management fee--caused the anticipated value at maturity to rise.

[line graph - data below]

Target: 2005's Share Price vs. Anticipated Value at Maturity

             Actual Share Price            Anticipated Value at Maturity
               (Historical)                   (Estimated Share Price)
'85               $16.69                              $98
'86               $23.74                              $97
'87               $21.28                              $94.59
'88               $24.36                              $93.66
'89               $30.18                              $93.14
'90               $31.26                              $97.25
'91               $37.97                              $99.29
'92               $41.597                             $99.625
'93               $50.575                             $100.087
'94               $46.066                             $100.516
'95               $61.108                             $100.34
'96               $57.829                             $100.707
'97               $64.54                              $100.85
'98               $68.53                              $101.82
'99
'00
'01
'02
'03
'04
'05

The top line in the graph represents the fund's Anticipated Value at Maturity (AVM--defined on page 45), which fluctuates from day to day based on the fund's expected maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM.

While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


10      TARGET MATURITIES TRUST: 2005          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2005

THE CHARTS BELOW SHOW THE FUND'S STRIPS HOLDINGS INCREASED SUBSTANTIALLY OVER THE LAST SIX MONTHS. WHY THE CHANGE?

    The increase in STRIPS was largely cash-flow related. Fund assets grew from $282 million to $406 million over the last six months. Some of that increase was from appreciation, but the vast majority was from new money. STRIPS are the most liquid (easiest to buy and sell) zero-coupon bonds, so we used them to put the new cash to work quickly.

    One of the things we do to keep the fund's turnover and transaction costs down is use cash inflows and outflows as opportunities to adjust the fund's portfolio and average maturity date. Because there was some additional yield to be had by buying longer-maturity STRIPS, we used the new money to extend the fund's weighted average maturity date out to early December 2005. We did that by buying STRIPS maturing in February 2006. Those securities carried about five extra basis points in yield over 2005-maturity STRIPS. That additional yield also contributed slightly to the increase in the fund's anticipated value at maturity.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES?

    While it's possible rates could go lower, we think the majority of the decline in yields is already behind us. In our opinion, economic growth would have to slow significantly to get bond prices moving higher again, and a slowdown of that magnitude doesn't seem likely in the near future. Analysts thought slower demand from Asia would put the brakes on the economy, but a robust consumer sector has kept growth strong. Continued economic strength helps establish a floor on how low interest rates can go--the Federal Reserve is reluctant to lower short-term interest rates as long as the economy remains robust and there's at least the threat of inflation from higher wages.

WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

    We manage Target: 2005 to deliver a pure play on zero-coupon bonds, giving shareholders the total return and interest rate sensitivity of a zero maturing November 15, 2005. While there's no assurance that Target: 2005 will reach its anticipated value at maturity, we'll manage the fund to try to meet or beat that value. To do that, we'll continue to work to keep the average maturity date close to that of the benchmark. We'll also try to keep turnover and transaction costs down by using cash inflows and outflows as opportunities to adjust the portfolio's composition and weighted average maturity date. We're likely to continue to use STRIPS to meet liquidity needs, while we'll look for additional yield in other types of zeros.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 3/31/98)
STRIPS             56%
REFCORPs           30%
CATS                6%
TRs                 4%
Other               4%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 9/30/97)
STRIPS             41%
REFCORPs           40%
CATS                8%
TRs                 6%
Other               5%


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2005       11


                            SCHEDULE OF INVESTMENTS
                         TARGET MATURITIES TRUST: 2005

MARCH 31, 1998 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES(1)

             $      693,750  CUBES, 6.56%, 11/15/04             $       473,879

                     87,000  ETR, 5.96%, 11/15/04                        59,122

                     27,000  TIGR, 5.90%, 11/15/04                       18,443

                 11,500,000  REFCORP STRIPS -- COUPON,
                                 5.95%, 1/15/05                       7,766,641

                  4,500,000  STRIPS -- COUPON, 6.37%,
                                 2/15/05                              3,044,386

                  3,200,000  U.S. Treasury Corpus, 9.00%,
                                 2/15/05                              2,139,021

                  2,000,000  REFCORP STRIPS -- COUPON,
                                 5.84%, 4/15/05                       1,330,553

                  4,615,672  CUBES, 8.59%, 5/15/05                    3,060,192

                  1,000,000  ETR, 6.67%, 5/15/05                        659,341

                 38,374,000  STRIPS -- COUPON, 6.79%,
                                 5/15/05                             25,583,219

                 33,059,000  STRIPS -- PRINCIPAL, 6.62%,
                                 5/15/05                             22,039,809

                    428,750  TBR, 9.37%, 5/15/05                        282,693

                  6,450,000  TR, 8.38%, 5/15/05                       4,261,586

                 12,500,000  REFCORP STRIPS -- COUPON,
                                 6.76%, 7/15/05                       8,189,884

                  9,000,000  STRIPS -- COUPON, 5.50%,
                                 8/15/05                              5,909,701

                 59,500,000  STRIPS -- PRINCIPAL, 6.58%,
                                 8/15/05                             39,069,693

                 50,270,000  REFCORP STRIPS -- COUPON,
                                 6.51%, 10/15/05                     32,453,413

                    170,000  CATS, 6.21%, 11/15/05                      109,383

                    491,519  CUBES, 8.86%, 11/15/05                     316,257

                  6,500,000  STRIPS -- COUPON, 6.24%,
                                 11/15/05                             4,207,134

                  2,247,000  TBR, 8.45%, 11/15/05                     1,437,246

                 10,900,000  U.S. Treasury Corpus, 7.73%,
                                 11/15/05                             6,961,641

                 46,429,000  REFCORP STRIPS -- COUPON,
                                 7.45%, 1/15/06                      29,494,482

                187,056,000  STRIPS -- COUPON, 6.03%,
                                 2/15/06                            119,146,134

                 19,415,340  TR, 8.23%, 2/15/06                      12,291,214

                 56,800,000  REFCORP STRIPS -- COUPON,
                                 7.09%, 4/15/06                      35,564,472

                    107,000  CATS, 6.05%, 5/15/06                        66,778


Principal Amount                                                        Value
--------------------------------------------------------------------------------

              $  36,132,000  CATS, 8.83%, 5/15/06                 $  22,461,083

                  2,567,000  CATS, 8.84%, 5/15/06                     1,595,749

                    566,500  CUBES, 6.53%, 5/15/06                      353,551

                  4,718,000  STRIPS -- COUPON, 7.66%,
                                 5/15/06                              2,963,133

                    410,000  TBR, 8.46%, 5/15/06                        254,270

                  1,000,000  TR, 8.40%, 5/15/06                         621,640

                    146,346  TR, 8.89%, 5/15/06                          91,334

                 11,428,000  REFCORP STRIPS -- COUPON,
                                 7.03%, 7/15/06                       7,045,706

                  8,000,000  STRIPS -- COUPON, 5.80%,
                                 8/15/06                              4,947,757

                  1,299,780  TR, 8.86%, 8/15/06                         798,658
                                                             -------------------

TOTAL INVESTMENT SECURITIES--100.0%                                $407,069,198
                                                             ===================
   (Cost $380,831,587)

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

ETR = Easy Growth Treasury Receipts

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


12      TARGET MATURITIES TRUST: 2005          AMERICAN CENTURY INVESTMENTS

                         TARGET MATURITIES TRUST: 2010

                                                                                AVERAGE ANNUAL RETURNS
                                     6 MONTHS         1 YEAR           3 YEARS         5 YEARS          10 YEARS
----------------------------------------------------------------------------------------------------------------
TOTAL RETURNS AS OF MARCH 31, 1998*

Target Maturities Trust: 2010 .......  8.79%           24.23%          14.72%          10.78%            13.22%

11/15/10 Maturity
STRIPS Issue ........................  8.92%           24.94%          15.49%          11.39%            13.61%

Merrill Lynch Long-Term
Treasury Index ......................  8.03%           20.49%          12.44%           8.96%            10.78%

* Returns for periods less than one year are not annualized.

See pages 44-45 for more information about returns, the comparative index and the fund's benchmark.


[mountain graph - data below]

Growth of $10,000 Over Ten Years
$10,000 investment made 3/31/88

                                   Value on 3/31/98
                                       11/15/10           Merrill Lynch
                Target: 2010         STRIPS Issue        Long-Term Index
Mar-88             $10,000              $10,000              $10,000
Apr-88             $9,657               $9,482               $9,839
May-88             $9,210               $9,157               $9,666
Jun-88             $10,162              $10,160              $10,074
Jul-88             $9,605               $9,497               $9,883
Aug-88             $9,631               $9,557               $9,921
Sep-88             $10,395              $10,326              $10,296
Oct-88             $11,049              $11,061              $10,599
Nov-88             $10,615              $10,638              $10,367
Dec-88             $11,204              $10,965              $10,499
Jan-89             $11,528              $11,569              $10,711
Feb-89             $10,900              $10,942              $10,496
Mar-89             $11,159              $11,186              $10,607
Apr-89             $11,547              $11,616              $10,856
May-89             $12,434              $12,504              $11,288
Jun-89             $13,793              $13,951              $11,928
Jul-89             $13,955              $14,044              $12,200
Aug-89             $13,307              $13,328              $11,876
Sep-89             $13,327              $13,442              $11,921
Oct-89             $14,246              $14,414              $12,399
Nov-89             $14,447              $14,566              $12,500
Dec-89             $14,343              $14,511              $12,483
Jan-90             $13,074              $13,148              $12,057
Feb-90             $12,887              $13,024              $12,005
Mar-90             $12,783              $12,935              $11,974
Apr-90             $12,123              $12,139              $11,667
May-90             $13,159              $13,490              $12,211
Jun-90             $13,676              $14,067              $12,490
Jul-90             $13,592              $14,059              $12,618
Aug-90             $12,233              $12,340              $12,072
Sep-90             $12,414              $12,618              $12,227
Oct-90             $12,828              $12,991              $12,499
Nov-90             $14,006              $14,179              $13,018
Dec-90             $14,382              $14,555              $13,289
Jan-91             $14,608              $14,658              $13,439
Feb-91             $14,595              $14,502              $13,492
Mar-91             $14,615              $14,599              $13,536
Apr-91             $14,809              $14,873              $13,715
May-91             $14,738              $14,701              $13,714
Jun-91             $14,401              $14,417              $13,606
Jul-91             $14,647              $14,717              $13,805
Aug-91             $15,528              $15,576              $14,287
Sep-91             $16,233              $16,362              $14,733
Oct-91             $16,104              $16,234              $14,781
Nov-91             $15,974              $16,044              $14,852
Dec-91             $17,411              $17,533              $15,738
Jan-92             $16,628              $16,748              $15,227
Feb-92             $16,744              $16,851              $15,335
Mar-92             $16,427              $16,521              $15,166
Apr-92             $16,175              $16,252              $15,172
May-92             $16,900              $16,979              $15,571
Jun-92             $16,990              $17,040              $15,794
Jul-92             $18,045              $18,086              $16,439
Aug-92             $18,123              $18,143              $16,578
Sep-92             $18,466              $18,484              $16,833
Oct-92             $18,019              $18,031              $16,498
Nov-92             $18,252              $18,310              $16,548
Dec-92             $19,113              $19,177              $16,988
Jan-93             $19,709              $19,762              $17,491
Feb-93             $20,828              $20,921              $18,071
Mar-93             $20,744              $20,880              $18,120
Apr-93             $20,945              $21,006              $18,252
May-93             $21,107              $21,195              $18,320
Jun-93             $22,686              $22,815              $19,090
Jul-93             $23,495              $23,646              $19,384
Aug-93             $24,667              $24,837              $20,162
Sep-93             $24,673              $24,887              $20,251
Oct-93             $24,990              $25,264              $20,376
Nov-93             $24,026              $24,266              $19,857
Dec-93             $24,136              $24,384              $19,916
Jan-94             $25,133              $25,395              $20,400
Feb-94             $23,385              $23,617              $19,548
Mar-94             $21,948              $22,156              $18,750
Apr-94             $21,579              $21,690              $18,462
May-94             $21,197              $21,338              $18,373
Jun-94             $20,874              $21,021              $18,208
Jul-94             $21,883              $22,067              $18,783
Aug-94             $21,547              $21,755              $18,667
Sep-94             $20,498              $20,608              $18,101
Oct-94             $20,330              $20,495              $18,021
Nov-94             $20,699              $20,887              $18,117
Dec-94             $21,346              $21,562              $18,435
Jan-95             $21,987              $22,262              $18,906
Feb-95             $22,705              $22,995              $19,437
Mar-95             $22,926              $23,248              $19,578
Apr-95             $23,463              $23,825              $19,923
May-95             $26,091              $26,566              $21,464
Jun-95             $26,563              $27,074              $21,723
Jul-95             $25,877              $26,376              $21,384
Aug-95             $26,615              $27,162              $21,845
Sep-95             $27,275              $27,873              $22,239
Oct-95             $28,324              $29,031              $22,894
Nov-95             $29,307              $30,020              $23,455
Dec-95             $30,330              $31,118              $24,089
Jan-96             $30,162              $30,907              $24,076
Feb-96             $28,019              $28,714              $22,901
Mar-96             $27,307              $27,999              $22,465
Apr-96             $26,498              $27,118              $22,090
May-96             $26,291              $26,978              $21,984
Jun-96             $27,062              $27,812              $22,430
Jul-96             $27,074              $27,794              $22,430
Aug-96             $26,544              $27,236              $22,157
Sep-96             $27,489              $28,275              $22,764
Oct-96             $28,907              $29,786              $23,651
Nov-96             $30,228              $31,097              $24,428
Dec-96             $29,258              $30,077              $23,850
Jan-97             $28,915              $29,727              $23,695
Feb-97             $28,884              $29,684              $23,663
Mar-97             $27,867              $28,663              $23,100
Apr-97             $28,675              $29,556              $23,662
May-97             $29,045              $29,919              $23,915
Jun-97             $29,678              $30,643              $24,367
Jul-97             $31,910              $32,952              $25,776
Aug-97             $30,720              $31,677              $25,057
Sep-97             $31,820              $32,877              $25,761
Oct-97             $33,010              $34,158              $26,609
Nov-97             $33,442              $34,633              $26,958
Dec-97             $34,154              $35,292              $27,413
Jan-98             $34,906              $36,092              $27,956
Feb-98             $34,571              $35,763              $27,760
Mar-98             $34,615              $35,810              $27,830

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the index's total return line does not.


PORTFOLIO AT A GLANCE
                                      3/31/98          9/30/97
Number of Securities                     16               16
Anticipated Growth Rate                 5.44%            5.80%
Weighted Average Maturity Date        10/07/10         10/03/10
Anticipated Value at Maturity
   (AVM--see graph on next page)      $104.68           $103.40
Expense Ratio                          0.60%*            0.62%

* Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2010       13


                         TARGET MATURITIES TRUST: 2010

MANAGEMENT Q & A

    An interview with Dave Schroeder, a portfolio manager on the Target Maturities Trust investment team.

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

    Target: 2010 performed well, producing an 8.79% return for the six months ended March 31, 1998. For the year ended in March, the fund returned 24.23%. The fund's impressive returns reflect the recent decline in interest rates (see the Market Perspective on page 4).

    Target: 2010's benchmark, a November 15, 2010 STRIPS issue, returned 8.92%. (See the Total Returns table on the previous page for other fund performance comparisons.) Keep in mind that fund returns are reduced by management fees and transaction costs, while the benchmark's are not.

TARGET: 2010'S ANTICIPATED VALUE AT MATURITY (AVM) INCREASED BY $1.28 (SEE PAGE
13). WHY?

    The higher AVM is largely a result of the new, unified fee structure shareholders approved last summer. We approximate the fund's anticipated growth rate and value at maturity each day, so shareholders have an idea what their investment should return if they hold their shares to the maturity date. But that calculation assumes that the expense ratio and portfolio composition remain constant over the life of the fund. In the past, our AVM calculation was based on the old expense cap of 0.70%, though actual fund expenses varied. Lowering the assumption for expenses in our calculation to 0.60%--the fund's current management fee--caused the anticipated value at maturity to rise.

[line graph - data below]

Target: 2010's Share Price vs. Anticipated Value at Maturity

             Actual Share Price            Anticipated Value at Maturity
               (Historical)                   (Estimated Share Price)
'85               $11.43                              $97
'86               $17.65                              $97
'87               $14.96                              $95.27
'88               $17.31                              $97.13
'89               $22.16                              $96.66
'90               $22.22                              $97.52
'91               $26.9                               $98.97
'92               $29.534                             $100.179
'93               $37.292                             $100.874
'94               $32.981                             $101.78
'95               $46.864                             $101.788
'96               $42.474                             $102.529
'97               $49.16                              $103.4
'98               $53.48                              $104.67
'99
'00
'01
'02
'03
'04
'05
'06
'07
'08
'09
'10

The top line in the graph represents the fund's Anticipated Value at Maturity (AVM--defined on page 45), which fluctuates from day to day based on the fund's expected maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM.

While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


14      TARGET MATURITIES TRUST: 2010          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2010

THE CHARTS BELOW SHOW THE FUND'S STRIPS HOLDINGS INCREASED SUBSTANTIALLY. WHY THE CHANGE?

    The increase in STRIPS was largely cash-flow related. Fund assets grew from about $125 million to around $184 million over the last six months. While some of that increase was from appreciation, the vast majority was from new money. STRIPS are the most liquid zero-coupon bonds (the easiest to buy and sell), so we used them to help meet cash flow needs.

    One of the things we do to keep turnover and transaction costs down is use cash inflows and outflows as opportunities to adjust the portfolio and maturity date. The most recent six months were no different. We used the new money to increase our position in November 2010 STRIPS, which went from 10% to about a quarter of assets during the six-month period. Buying those longer-term securities extended Target: 2010's weighted average maturity date from October 3 to October 7, 2010, moving it a little closer to the November 15, 2010 maturity of the benchmark.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES?

    While it's possible rates could go lower, we think the majority of the decline in yields is already behind us. In our opinion, economic growth would have to slow significantly to get bond prices moving higher again, and a slowdown of that magnitude doesn't seem likely in the near future. Analysts thought slower demand from Asia would put the brakes on the economy, but a robust consumer sector has kept growth strong. Continued economic strength helps establish a floor on how low interest rates can go--the Federal Reserve is reluctant to lower short-term interest rates as long as the economy remains robust and there's at least the threat of inflation from higher wages.

WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

    We manage Target: 2010 to deliver a pure play on zero-coupon bonds, giving shareholders the total return and interest rate sensitivity of a zero maturing November 15, 2010. While there's no assurance that Target: 2010 will reach its anticipated value at maturity, we'll manage the portfolio to try to meet or beat that value. To do that, we'll continue to work to move the average maturity date closer to that of the benchmark. We'll also try to keep turnover and transaction costs down by using cash inflows and outflows as opportunities to adjust the portfolio's composition and weighted average maturity date. We're likely to continue to use STRIPS to meet liquidity needs, while we'll look for additional yield in other types of zeros.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 3/31/98)
STRIPS             59%
REFCORPs           33%
ETRs                8%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 9/30/97)
STRIPS             48%
REFCORPs           41%
ETRs               11%


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2010       15


                            SCHEDULE OF INVESTMENTS
                         TARGET MATURITIES TRUST: 2010

MARCH 31, 1998 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES(1)

                $28,520,000  ETR, 7.11%, 5/15/09                 $   14,556,168

                  2,000,000  REFCORP STRIPS -- COUPON,
                                 7.98%, 10/15/09                      1,001,502

                 11,500,000  STRIPS -- PRINCIPAL, 7.18%,
                                 11/15/09                             5,775,453

                  8,772,000  REFCORP STRIPS -- COUPON,
                                 7.30%, 1/15/10                       4,324,365

                 34,728,000  REFCORP STRIPS -- COUPON,
                                 7.18%, 4/15/10                      16,837,225

                  2,587,000  STRIPS -- COUPON, 6.80%,
                                 5/15/10                              1,267,244

                 15,000,000  REFCORP STRIPS -- COUPON,
                                 7.89%, 7/15/10                       7,146,202

                 29,277,000  STRIPS -- COUPON, 6.50%,
                                 8/15/10                             14,094,460

                 26,000,000  REFCORP STRIPS -- COUPON,
                                 6.86%, 10/15/10                     12,187,663

                 91,700,000  STRIPS -- COUPON, 6.71%,
                                 11/15/10                            43,456,223

                 20,500,000  REFCORP STRIPS -- COUPON,
                                 6.28%, 1/15/11                       9,452,775

                 40,360,000  STRIPS -- COUPON, 7.91%,
                                 2/15/11                             18,817,442

                 18,850,000  REFCORP STRIPS -- COUPON,
                                 7.84%, 4/15/11                       8,562,238

                 14,000,000  STRIPS -- COUPON, 6.32%,
                                 5/15/11                              6,432,943

                 11,715,000  STRIPS -- COUPON, 7.23%,
                                 8/15/11                              5,299,085

                 30,000,000  STRIPS -- COUPON, 6.56%,
                                 11/15/11                            13,364,717
                                                             -------------------

TOTAL INVESTMENT SECURITIES--100.0%                                $182,575,705
                                                             ===================
    (Cost $163,868,666)

NOTES TO SCHEDULE OF INVESTMENTS

ETR = Easy Growth Treasury Receipts

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


16      TARGET MATURITIES TRUST: 2010          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2015

                                                                                AVERAGE ANNUAL RETURNS
                                     6 MONTHS         1 YEAR           3 YEARS         5 YEARS          10 YEARS
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURNS AS OF MARCH 31, 1998*

Target Maturities Trust: 2015 ........ 12.34%          33.47%          18.08%          13.08%            13.72%

11/15/15 Maturity
STRIPS Issue ......................... 12.68%          34.42%          18.82%          13.66%            14.20%

Merrill Lynch Long-Term
Treasury Index .......................  8.03%          20.49%          12.44%            8.96%           10.78%

* Returns for periods less than one year are not annualized.

See pages 44-45 for more information about returns, the comparative index and the fund's benchmark.

[mountain graph - data below]

Growth of $10,000 Over Ten Years
$10,000 investment made 3/31/88

                                   Value on 3/31/98
                                       11/15/15           Merrill Lynch
                Target: 2015         STRIPS Issue        Long-Term Index
Mar-88             $10,000              $10,000              $10,000
Apr-88             $9,395               $9,501               $9,839
May-88             $8,934               $8,850               $9,666
Jun-88             $9,782               $9,823               $10,074
Jul-88             $9,093               $8,981               $9,883
Aug-88             $8,976               $8,962               $9,921
Sep-88             $9,840               $9,887               $10,296
Oct-88             $10,638              $10,711              $10,599
Nov-88             $9,941               $10,008              $10,367
Dec-88             $10,605              $10,478              $10,499
Jan-89             $10,957              $11,142              $10,711
Feb-89             $10,453              $10,520              $10,496
Mar-89             $10,747              $10,789              $10,607
Apr-89             $10,966              $11,084              $10,856
May-89             $11,965              $12,023              $11,288
Jun-89             $13,694              $13,845              $11,928
Jul-89             $13,904              $14,079              $12,200
Aug-89             $13,157              $13,273              $11,876
Sep-89             $13,115              $13,291              $11,921
Oct-89             $14,047              $14,465              $12,399
Nov-89             $14,374              $14,593              $12,500
Dec-89             $14,156              $14,358              $12,483
Jan-90             $12,771              $13,030              $12,057
Feb-90             $12,594              $12,699              $12,005
Mar-90             $12,309              $12,445              $11,974
Apr-90             $11,318              $11,450              $11,667
May-90             $12,653              $12,748              $12,211
Jun-90             $13,149              $13,344              $12,490
Jul-90             $13,157              $13,343              $12,618
Aug-90             $11,411              $11,513              $12,072
Sep-90             $11,545              $11,675              $12,227
Oct-90             $12,007              $12,259              $12,499
Nov-90             $13,266              $13,457              $13,018
Dec-90             $13,678              $13,814              $13,289
Jan-91             $13,955              $14,144              $13,439
Feb-91             $13,837              $14,099              $13,492
Mar-91             $13,854              $14,092              $13,536
Apr-91             $14,089              $14,430              $13,715
May-91             $13,887              $14,029              $13,714
Jun-91             $13,468              $13,664              $13,606
Jul-91             $13,770              $14,061              $13,805
Aug-91             $14,777              $14,935              $14,287
Sep-91             $15,483              $15,716              $14,733
Oct-91             $15,239              $15,462              $14,781
Nov-91             $14,920              $15,068              $14,852
Dec-91             $16,751              $16,944              $15,738
Jan-92             $15,802              $15,962              $15,227
Feb-92             $15,995              $16,171              $15,335
Mar-92             $15,693              $15,847              $15,166
Apr-92             $15,374              $15,562              $15,172
May-92             $16,129              $16,349              $15,571
Jun-92             $16,020              $16,208              $15,794
Jul-92             $17,330              $17,571              $16,439
Aug-92             $17,145              $17,375              $16,578
Sep-92             $17,120              $17,371              $16,833
Oct-92             $16,650              $16,876              $16,498
Nov-92             $17,330              $17,564              $16,548
Dec-92             $18,052              $18,315              $16,988
Jan-93             $18,673              $18,962              $17,491
Feb-93             $19,731              $20,057              $18,071
Mar-93             $19,555              $19,887              $18,120
Apr-93             $19,723              $20,053              $18,252
May-93             $20,143              $20,476              $18,320
Jun-93             $21,570              $21,945              $19,090
Jul-93             $22,678              $23,094              $19,384
Aug-93             $24,593              $25,102              $20,162
Sep-93             $24,383              $24,889              $20,251
Oct-93             $24,819              $25,343              $20,376
Nov-93             $23,711              $24,172              $19,857
Dec-93             $23,560              $24,082              $19,916
Jan-94             $24,517              $25,080              $20,400
Feb-94             $22,704              $23,229              $19,548
Mar-94             $21,251              $21,679              $18,750
Apr-94             $20,722              $21,161              $18,462
May-94             $20,109              $20,545              $18,373
Jun-94             $19,715              $20,131              $18,208
Jul-94             $21,083              $21,564              $18,783
Aug-94             $20,369              $20,822              $18,667
Sep-94             $19,135              $19,518              $18,101
Oct-94             $19,068              $19,455              $18,021
Nov-94             $19,563              $19,964              $18,117
Dec-94             $20,243              $20,690              $18,435
Jan-95             $21,016              $21,533              $18,906
Feb-95             $21,587              $22,075              $19,437
Mar-95             $21,965              $22,486              $19,578
Apr-95             $22,376              $22,978              $19,923
May-95             $25,634              $26,380              $21,464
Jun-95             $25,978              $26,713              $21,723
Jul-95             $25,088              $25,811              $21,384
Aug-95             $26,247              $27,026              $21,845
Sep-95             $27,036              $27,843              $22,239
Oct-95             $28,480              $29,399              $22,894
Nov-95             $29,555              $30,455              $23,455
Dec-95             $30,915              $31,873              $24,089
Jan-96             $30,554              $31,502              $24,076
Feb-96             $27,716              $28,641              $22,901
Mar-96             $26,641              $27,532              $22,465
Apr-96             $25,819              $26,657              $22,090
May-96             $25,760              $26,619              $21,984
Jun-96             $26,566              $27,528              $22,430
Jul-96             $26,574              $27,448              $22,430
Aug-96             $25,684              $26,555              $22,157
Sep-96             $26,835              $27,827              $22,764
Oct-96             $28,622              $29,747              $23,651
Nov-96             $30,360              $31,368              $24,428
Dec-96             $29,051              $30,086              $23,850
Jan-97             $28,429              $29,500              $23,695
Feb-97             $28,429              $29,443              $23,663
Mar-97             $27,093              $28,063              $23,100
Apr-97             $28,101              $29,102              $23,662
May-97             $28,478              $29,639              $23,915
Jun-97             $29,343              $30,567              $24,367
Jul-97             $32,424              $33,649              $25,776
Aug-97             $30,703              $31,921              $25,057
Sep-97             $32,189              $33,477              $25,761
Oct-97             $33,901              $35,226              $26,609
Nov-97             $34,732              $36,154              $26,958
Dec-97             $35,704              $37,171              $27,413
Jan-98             $36,500              $38,011              $27,956
Feb-98             $36,062              $37,532              $27,760
Mar-98             $36,163              $37,723              $27,830

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the index's total return line does not.


PORTFOLIO AT A GLANCE
                                     3/31/98           9/30/97
Number of Securities                    12                11
Anticipated Growth Rate                5.52%             5.93%
Weighted Average Maturity Date       11/18/15          11/17/15
Anticipated Value at Maturity
   (AVM--see graph on next page)      $112.49           $110.52
Expense Ratio                         0.60%*             0.61%

* Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2015       17


                         TARGET MATURITIES TRUST: 2015

MANAGEMENT Q & A

    An interview with Dave Schroeder, a portfolio manager on the Target Maturities Trust investment team.

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

    Target: 2015 performed well, producing a 12.34% return for the six months ended March 31, 1998. For the year ended in March, the fund returned a hefty 33.47%. The fund's excellent returns are a product of lower interest rates (see the Market Perspective on page 4).

    Target: 2015 slightly underperformed its benchmark, a November 15, 2015 STRIPS issue, which returned 12.68% for the six months and 34.42% for the year. However, fund returns are reduced by management expenses and transaction costs, while the benchmark's are not. (See the Total Returns table on the previous page for other fund performance comparisons.)

TARGET:  2015'S ANTICIPATED VALUE AT MATURITY (AVM) INCREASED BY $1.97 (SEE PAGE
17). WHY?

    The higher AVM is largely a result of the new, unified fee structure shareholders approved last summer. We approximate the fund's anticipated growth rate and value at maturity each day, so shareholders have an idea what their investment should return if they hold their shares to the maturity date. But that calculation assumes that the expense ratio and portfolio composition remain constant over the life of the fund. In the past, our AVM calculation was based on the old expense cap of 0.70%, though

Target: 2015's Share Price vs. Anticipated Value at Maturity

             Actual Share Price            Anticipated Value at Maturity
               (Historical)                   (Estimated Share Price)
'86               $14.24                              $101
'87               $11.37                              $102.86
'88               $12.63                              $102.75
'89               $16.86                              $101.77
'90               $16.29                              $102.24
'91               $19.95                              $106.05
'92               $21.502                             $107.792
'93               $28.064                             $106.952
'94               $24.11                              $108.832
'95               $36.819                             $109.462
'96               $31.962                             $110.109
'97               $38.34                              $110.52
'98               $43.07                              $112.49
'99
'00
'01
'02
'03
'04
'05
'06
'07
'08
'09
'10
'11
'12
'13
'14
'15

The top line in the graph represents the fund's Anticipated Value at Maturity (AVM--defined on page 45), which fluctuates from day to day based on the fund's expected maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM.

While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


18      TARGET MATURITIES TRUST: 2015          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2015

actual fund expenses varied. Lowering the assumption for expenses in our calculation to 0.60%--the fund's current management fee--caused the anticipated value at maturity to rise.

DID YOU MAKE ANY CHANGES TO THE PORTFOLIO?

    We increased the fund's holdings of November 2015 STRIPS, which helped keep the weighted average maturity date close to that of the benchmark. The change was largely cash-flow related--assets grew from around $115 million to about $145 million. Because STRIPS are the most liquid zero-coupon bonds (the easiest to buy and sell), we used them to put the new money to work quickly. The other reason we bought STRIPS is that in this area of the zero-coupon yield curve, REFCORP yields aren't significantly higher than STRIPS yields. And because REFCORPs tend to be less liquid than STRIPS, it generally doesn't make sense to buy REFCORPs unless we can find them at very attractive yields.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES?

    While it's possible rates could go lower, we think the majority of the decline in yields is already behind us. In our opinion, economic growth would have to slow significantly to get bond prices moving higher again, and a slowdown of that magnitude doesn't seem likely in the near future. Analysts thought slower demand from Asia would put the brakes on the economy, but a robust consumer sector has kept growth strong. Continued economic strength helps establish a floor on how low interest rates can go--the Federal Reserve is reluctant to lower short-term interest rates as long as the economy remains robust and there's also the threat of inflation from higher wages.

WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

    We manage Target: 2015 to deliver a pure play on zero-coupon bonds, giving shareholders the total return and interest rate sensitivity of a zero maturing November 15, 2015. While there's no assurance that Target: 2015 will reach its anticipated value at maturity, we'll manage the portfolio to try to meet or beat that value. To do that, we'll continue to work to keep the average maturity date close to that of the benchmark. We'll also try to keep turnover and transaction costs down by using cash inflows and outflows as opportunities to adjust the fund's composition and weighted average maturity date. We're likely to continue to use STRIPS to meet liquidity needs, while we'll look for additional yield in other types of zeros.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 3/31/98)
STRIPS             56%
REFCORPs           44%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 9/30/97)
STRIPS             50%
REFCORPs           50%


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2015       19


                            SCHEDULE OF INVESTMENTS
                         TARGET MATURITIES TRUST: 2015

MARCH 31, 1998 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES(1)

               $  9,350,000  STRIPS -- COUPON, 7.52%,
                                 2/15/15                        $     3,402,877

                 39,440,000  REFCORP STRIPS -- COUPON,
                                 8.21%, 4/15/15                      13,912,484

                 43,408,000  STRIPS -- COUPON, 8.88%,
                                 5/15/15                             15,567,154

                 29,644,000  REFCORP STRIPS -- COUPON,
                                 8.55%, 7/15/15                      10,297,277

                 35,050,000  STRIPS -- COUPON, 9.17%,
                                 8/15/15                             12,379,890

                 48,421,000  REFCORP STRIPS -- COUPON,
                                 8.38%, 10/15/15                     16,566,158

                 77,808,000  STRIPS -- COUPON, 7.63%,
                                 11/15/15                            27,080,574

                 36,300,000  STRIPS -- COUPON, 8.38%,
                                 2/15/16                             12,443,127

                 17,700,000  STRIPS -- COUPON, 8.39%,
                                 5/15/16                              5,973,366

                 46,500,000  REFCORP STRIPS -- COUPON,
                                 7.67%, 7/15/16                      15,180,773

                 25,500,000  REFCORP STRIPS -- COUPON,
                                 8.18%, 10/15/16                      8,199,330

                 12,000,000  STRIPS -- COUPON, 5.91%,
                                 11/15/16                             3,930,165
                                                              ------------------

TOTAL INVESTMENT SECURITIES--100.0%                                $144,933,175
                                                              ==================
   (Cost $103,796,839)

NOTES TO SCHEDULE OF INVESTMENTS

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


20      TARGET MATURITIES TRUST: 2015          AMERICAN CENTURY INVESTMENTS

                         TARGET MATURITIES TRUST: 2020

                                                                                 AVERAGE ANNUAL RETURNS
                                      6 MONTHS         1 YEAR           3 YEARS         5 YEARS     LIFE OF FUND(2)
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS AS OF MARCH 31, 1998(1)

Target Maturities Trust: 2020 .......  15.27%           41.66%          20.91%          14.33%        12.33%

Fund Benchmark(3) ...................  15.52%           42.60%          21.74%          14.75%        11.81%(4)

Merrill Lynch Long-Term
Treasury Index ......................   8.03%           20.49%          12.44%            8.96%       9.18%(4)

(1)  Returns for periods less than one year are not annualized.

(2)  Inception date was December 29, 1989.

(3) From December 1989 through April 1990, the fund's benchmark was an 8/15/19 STRIPS issue; from May 1990 through October 1991, it was an 11/15/19 STRIPS issue; and from November 1991 to the present, it has been an 11/15/20 STRIPS issue.

(4) Returns since December 31, 1989, the date nearest the fund's inception for which data are available.

See pages 44-45 for more information about returns, the comparative index and the fund's benchmark.

[mountain graph - data below]

Growth of 10,000 Over Life of Fund
$10,000 investment made 12/31/89*

                                  Value on 3/31/98
                                        Fund              Merrill Lynch
                Target: 2020          Benchmark          Long-Term Index
Dec-89             $10,000             $10,000              $10,000
Jan-90             $9,083              $9,063               $9,659
Feb-90             $8,767              $8,518               $9,617
Mar-90             $8,658              $8,407               $9,593
Apr-90             $7,967              $7,781               $9,346
May-90             $8,917              $8,351               $9,783
Jun-90             $9,258              $8,818               $10,006
Jul-90             $9,308              $9,237               $10,108
Aug-90             $7,950              $7,837               $9,671
Sep-90             $8,025              $7,976               $9,795
Oct-90             $8,458              $8,356               $10,013
Nov-90             $9,275              $8,845               $10,429
Dec-90             $9,550              $9,080               $10,646
Jan-91             $9,800              $9,373               $10,766
Feb-91             $9,850              $9,275               $10,809
Mar-91             $9,717              $9,257               $10,844
Apr-91             $9,808              $9,399               $10,987
May-91             $9,633              $9,133               $10,986
Jun-91             $9,208              $8,774               $10,900
Jul-91             $9,458              $9,058               $11,059
Aug-91             $10,117             $9,601               $11,446
Sep-91             $10,450             $10,012              $11,803
Oct-91             $10,117             $9,551               $11,841
Nov-91             $9,792              $9,257               $11,898
Dec-91             $11,208             $10,623              $12,608
Jan-92             $10,558             $10,005              $12,199
Feb-92             $10,742             $10,094              $12,285
Mar-92             $10,592             $9,970               $12,150
Apr-92             $10,408             $9,818               $12,154
May-92             $10,942             $10,295              $12,474
Jun-92             $10,842             $10,226              $12,653
Jul-92             $11,708             $11,110              $13,170
Aug-92             $11,533             $10,884              $13,281
Sep-92             $11,358             $10,690              $13,485
Oct-92             $10,925             $10,305              $13,217
Nov-92             $11,508             $10,861              $13,257
Dec-92             $12,142             $11,474              $13,609
Jan-93             $12,675             $11,985              $14,013
Feb-93             $13,383             $12,716              $14,477
Mar-93             $13,358             $12,631              $14,516
Apr-93             $13,300             $12,608              $14,622
May-93             $13,708             $12,951              $14,676
Jun-93             $14,692             $13,854              $15,293
Jul-93             $15,775             $14,963              $15,529
Aug-93             $17,542             $16,680              $16,152
Sep-93             $17,267             $16,421              $16,223
Oct-93             $17,583             $16,769              $16,324
Nov-93             $16,625             $15,862              $15,907
Dec-93             $16,467             $15,625              $15,955
Jan-94             $17,100             $16,254              $16,342
Feb-94             $15,800             $14,984              $15,660
Mar-94             $14,508             $13,672              $15,021
Apr-94             $14,142             $13,354              $14,790
May-94             $13,750             $12,955              $14,719
Jun-94             $13,375             $12,613              $14,587
Jul-94             $14,417             $13,623              $15,048
Aug-94             $13,767             $12,992              $14,954
Sep-94             $12,733             $11,974              $14,501
Oct-94             $12,608             $11,832              $14,437
Nov-94             $12,992             $12,212              $14,513
Dec-94             $13,558             $12,775              $14,768
Jan-95             $14,175             $13,401              $15,146
Feb-95             $14,533             $13,750              $15,571
Mar-95             $14,767             $13,925              $15,684
Apr-95             $15,075             $14,250              $15,961
May-95             $17,642             $16,707              $17,195
Jun-95             $17,933             $17,009              $17,402
Jul-95             $17,117             $16,274              $17,131
Aug-95             $18,008             $17,105              $17,500
Sep-95             $18,725             $17,816              $17,816
Oct-95             $19,917             $18,972              $18,340
Nov-95             $20,667             $19,659              $18,790
Dec-95             $21,875             $20,861              $19,298
Jan-96             $21,492             $20,480              $19,288
Feb-96             $19,067             $18,155              $18,347
Mar-96             $18,242             $17,378              $17,997
Apr-96             $17,583             $16,761              $17,697
May-96             $17,608             $16,824              $17,612
Jun-96             $18,133             $17,361              $17,969
Jul-96             $18,150             $17,391              $17,969
Aug-96             $17,450             $16,655              $17,750
Sep-96             $18,333             $17,558              $18,236
Oct-96             $19,741             $19,071              $18,947
Nov-96             $21,107             $20,130              $19,570
Dec-96             $20,033             $19,111              $19,107
Jan-97             $19,408             $18,529              $18,983
Feb-97             $19,415             $18,543              $18,957
Mar-97             $18,423             $17,620              $18,506
Apr-97             $19,265             $18,424              $18,956
May-97             $19,573             $18,742              $19,159
Jun-97             $20,264             $19,504              $19,520
Jul-97             $22,964             $21,958              $20,649
Aug-97             $21,464             $20,593              $20,073
Sep-97             $22,638             $21,752              $20,648
Oct-97             $24,080             $23,179              $20,648
Nov-97             $24,981             $24,036              $20,648
Dec-97             $25,765             $24,758              $20,648
Jan-98             $26,347             $25,385              $20,648
Feb-98             $26,039             $25,055              $20,648
Mar-98             $26,100             $25,127              $20,648

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the index's total return line does not.

* 12/31/89 is the date nearest the fund's inception for which comparable performance data exist. The fund's actual inception date is 12/29/89.

PORTFOLIO AT A GLANCE
                                     3/31/98           9/30/97
Number of Securities                   15                15
Anticipated Growth Rate               5.56%             5.98%
Weighted Average Maturity Date       9/09/20           9/01/20
Anticipated Value at Maturity
   (AVM--see graph on next page)     $107.16           $104.84
Expense Ratio                        0.60%*             0.53%

* Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2020       21


                         TARGET MATURITIES TRUST: 2020

MANAGEMENT Q & A

    An interview with Dave Schroeder, a portfolio manager on the Target Maturities Trust investment team.

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

    Target: 2020 performed very well, producing a 15.27% return for the six months ended March 31, 1998. For the year ended in March, the fund returned 41.66%. The fund's benchmark, a November 15, 2020 STRIPS issue, returned 15.52% for the six months and 42.60% for the year. However, fund returns are reduced by management expenses and transaction costs, while the benchmark's are not. Nevertheless, since its inception in December 1989, Target: 2020 has outperformed its benchmark by more than half a percentage point even after expenses. (See the Total Returns table on the previous page for other fund performance comparisons.)

CAN YOU EXPLAIN HOW TARGET: 2020 MANAGED TO PRODUCE THOSE STOCK-LIKE RETURNS?

    Those impressive returns are a product of the recent decline in interest rates. Long-term zero-coupon bonds and funds that buy them are extremely sensitive to rate changes--their prices rise faster than interest-paying bonds when rates fall, but zeros also suffer more price depreciation than other bonds when rates rise. That means zeros can be a great asset to own when the outlook for inflation is good and nominal interest rates are falling, which was the case over the last year or so (see the Market Perspective on page 4). The potential for huge returns explains why a high-profile equity investor such as Warren Buffett was such a big buyer of long-term zeros during the last year.

[line graph - data below]

Target: 2020's Share Price vs. Anticipated Value at Maturity

             Actual Share Price            Anticipated Value at Maturity
               (Historical)                   (Estimated Share Price)
'90               $11.46                              $92.6
'91               $13.45                              $97.77
'92               $14.575                             $102.184
'93               $19.765                             $101.274
'94               $16.273                             $102.175
'95               $26.245                             $102.54
'96               $22                                 $103.598
'97               $27.17                              $104.84
'98               $31.32                              $107.16
'99
'00
'01
'02
'03
'04
'05
'06
'07
'08
'09
'10
'11
'12
'13
'14
'15
'16
'17
'18
'19
'20

The top line in the graph represents the fund's Anticipated Value at Maturity (AVM--defined on page 45), which fluctuates from day to day based on the fund's expected maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM.

While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


22      TARGET MATURITIES TRUST: 2020          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2020

TARGET:  2020'S ANTICIPATED VALUE AT MATURITY (AVM) INCREASED BY $2.32 (SEE PAGE
21). WHY?

    The higher AVM is a result of the new, unified fee structure shareholders approved last summer. We approximate the fund's anticipated growth rate and value at maturity each day, so shareholders have an idea what their investment should return if they hold their shares to the maturity date. But that calculation assumes that the expense ratio and portfolio composition remain constant over the life of the fund. In the past, our AVM calculation was based on the old expense cap of 0.70%, though actual fund expenses varied. Lowering the assumption for expenses in our calculation to 0.60%--the fund's current management fee--caused the anticipated value at maturity to rise. The size of the increase is a good illustration of the power of compounding. In a fund that has only a few years to run, such as Target: 2000, the revision meant an increase of $0.36 to the approximated ending share price. But in this fund, with more than 20 years to run, it works out to a gain of $2.32.

THE FUND'S REFCORP HOLDINGS FELL. WHY THE CHANGE?

    We sold some of our shorter-maturity REFCORPs to meet shareholder redemptions. The portfolio's weighted average maturity date was in September 2020, compared with a mid-November maturity for our benchmark. Selling our longer-term securities would have shortened our maturity and hurt performance relative to the benchmark. We also attempted to limit our year-end capital gains distribution by selling our highest cost tax lots. As a result, we reduced our holdings of July 2020 REFCORPs from about 20% of assets last September to around 13% by March.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES?

    While it's possible rates could go lower, we think the majority of the decline in yields is already behind us, so investors shouldn't expect a repeat of the 40%-plus return of the last year. In our opinion, economic growth would have to slow significantly to get bond prices moving higher again, and a slowdown of that magnitude doesn't seem likely in the near future. Analysts thought slower demand from Asia would put the brakes on the economy, but a robust consumer sector has kept growth strong. Continued economic strength helps establish a floor on how low interest rates can go--the Federal Reserve is reluctant to lower short-term interest rates as long as the economy remains robust and there's also the threat of inflation from higher wages.

WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

    We manage Target: 2020 to deliver a pure play on zero-coupon bonds, giving shareholders the total return and interest rate sensitivity of a zero maturing November 15, 2020. While there's no assurance that Target: 2020 will reach its anticipated value at maturity, we'll manage the fund to try to meet or beat that value. To do that, we'll continue to work to move the average maturity date closer to that of the benchmark, using cash inflows and outflows as opportunities to adjust the portfolio. We're also likely to continue to use STRIPS to meet liquidity needs.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 3/31/98)
REFCORPs          55%
STRIPS            45%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 9/30/97)
REFCORPs          63%
STRIPS            37%


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2020       23


                            SCHEDULE OF INVESTMENTS
                         TARGET MATURITIES TRUST: 2020

MARCH 31, 1998 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES(1)

              $  57,823,000  REFCORP STRIPS -- COUPON,
                                 8.49%, 1/15/20                   $  15,173,097

                240,000,000  STRIPS -- COUPON, 7.96%,
                                 2/15/20                             64,399,491

                 38,344,000  REFCORP STRIPS -- COUPON,
                                 7.64%, 4/15/20                       9,909,399

                 70,500,000  STRIPS -- COUPON, 8.38%,
                                 5/15/20                             18,639,715

                 59,400,000  REFCORP STRIPS -- COUPON,
                                 8.16%, 7/15/20                      15,115,680

                291,000,000  REFCORP STRIPS -- PRINCIPAL,
                                 8.27%, 7/15/20                      74,051,562

                247,135,000  STRIPS -- COUPON, 7.47%,
                                 8/15/20                             64,349,757

                 16,165,000  REFCORP STRIPS -- COUPON,
                                 7.23%, 10/15/20                      4,051,289

                436,000,000  REFCORP STRIPS -- PRINCIPAL,
                                 7.38%, 10/15/20                    109,270,777

                249,407,000  STRIPS -- COUPON, 7.53%,
                                 11/15/20                            63,988,252

                 20,482,000  REFCORP STRIPS -- COUPON,
                                 8.41%, 1/15/21                       5,054,535

                294,945,000  REFCORP STRIPS -- PRINCIPAL,
                                 7.32%, 1/15/21                      72,786,343

                 88,250,000  STRIPS -- COUPON, 7.19%,
                                 2/15/21                             22,298,150

                 61,500,000  STRIPS -- COUPON, 6.52%,
                                 5/15/21                             15,276,850

                 14,500,000  STRIPS -- COUPON, 7.40%,
                                 11/15/21                             3,494,999
                                                             -------------------

TOTAL INVESTMENT SECURITIES--100.0%                                $557,859,896
                                                             ===================
    (Cost $408,803,791)

NOTES TO SCHEDULE OF INVESTMENTS

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


24      TARGET MATURITIES TRUST: 2020          AMERICAN CENTURY INVESTMENTS

                         TARGET MATURITIES TRUST: 2025

                                        6 MONTHS         1 YEAR        LIFE OF FUND(2)
--------------------------------------------------------------------------------------
TOTAL RETURNS AS OF MARCH 31, 1998(1)

Target Maturities Trust: 2025 ..........  16.48%          47.14%           13.45%

Fund Benchmark(3) ......................  17.59%          47.14%           10.80%

Merrill Lynch Long-Term
Treasury Index .........................  8.03%           20.49%            7.79%

(1) Returns for periods less than one year are not annualized.

(2) Inception date was February 15, 1996.

(3) The fund's benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when the benchmark was changed to an 11/15/25 STRIPS issue.

See pages 44-45 for more information about returns, the comparative index and the fund's benchmark.


[mountain graph - data graph]

Growth of 10,000 Over Life of Fund
$10,000 investment made 2/15/96

                                  Value on 3/31/98
                                        Fund             Merrill Lynch
                Target: 2025          Benchmark         Long-Term Index
15-Feb             $10,000             $10,000             $10,000
Feb-96             $9,542              $9,308              $9,650
Mar-96             $9,124              $8,965              $9,466
Apr-96             $8,756              $8,354              $9,308
May-96             $8,746              $8,403              $9,263
Jun-96             $8,983              $8,713              $9,451
Jul-96             $8,968              $8,645              $9,451
Aug-96             $8,529              $8,198              $9,336
Sep-96             $9,023              $8,696              $9,591
Oct-96             $9,799              $9,456              $9,965
Nov-96             $10,540             $10,105             $10,293
Dec-96             $9,890              $9,455              $10,049
Jan-97             $9,492              $9,048              $9,984
Feb-97             $9,427              $8,946              $9,970
Mar-97             $8,883              $8,449              $9,733
Apr-97             $9,392              $8,854              $9,970
May-97             $9,558              $9,002              $10,077
Jun-97             $9,966              $9,432              $10,267
Jul-97             $11,463             $10,865             $10,861
Aug-97             $10,561             $9,989              $10,558
Sep-97             $11,221             $10,572             $10,855
Oct-97             $12,016             $11,370             $11,212
Nov-97             $12,419             $11,834             $11,359
Dec-97             $12,867             $12,218             $11,551
Jan-98             $13,246             $12,616             $11,779
Feb-98             $13,009             $12,336             $11,697
Mar-98             $13,068             $12,432             $11,726

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

The line representing the fund's total return includes operating expenses (such as transaction costs and management fees) that reduce returns, while the index's total return line does not.


PORTFOLIO AT A GLANCE
                                      3/31/98          9/30/97
Number of Securities                    19               14
Anticipated Growth Rate                5.48%            5.86%
Weighted Average Maturity Date        6/10/25          7/10/25
Anticipated Value at Maturity
   (AVM--see graph on next page)      $112.76          $110.88
Expense Ratio                         0.60%*            0.62%

* Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2025       25


                         TARGET MATURITIES TRUST: 2025

MANAGEMENT Q & A

    An interview with Dave Schroeder, a portfolio manager on the Target Maturities Trust investment team.

HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS?

    Target: 2025 performed very well, producing a 16.48% return for the six months ended March 31, 1998. For the year ended in March, the fund returned 47.14%. The fund's benchmark,* returned 17.59% for the six months and 47.14% for the year. However, fund returns are reduced by management expenses and transaction costs, while the benchmark's are not. Since its inception on February 15, 1996, Target: 2025 has outperformed its benchmark by 2.65% even after expenses. (See the Total Returns table on the previous page for other fund performance comparisons.)

CAN YOU EXPLAIN HOW TARGET: 2025 MANAGED TO PRODUCE THOSE STOCK-LIKE RETURNS?

    Those impressive returns are a product of the recent decline in interest rates. Long-term zero-coupon bonds and funds that buy them are extremely sensitive to rate changes--their prices rise faster than interest-paying bonds when rates fall, but zeros also suffer more price depreciation than other bonds when rates rise. That means zeros can be a great asset to own when the outlook for inflation is good and nominal interest rates are falling, which was the case over the last year or so (see the Market Perspective on page 4). The potential for huge returns explains why a high-profile equity investor such as Warren Buffett was such a big buyer of long-term zeros during the last year.

* The fund's benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when the benchmark was changed to an 11/15/25 STRIPS issue.

[line graph - data below]

Target: 2025's Share Price vs. Anticipated Value at Maturity

             Actual Share Price            Anticipated Value at Maturity
               (Historical)                   (Estimated Share Price)
'96               $17.91                              $109.24
'97               $22.27                              $110.88
'98               $25.94                              $112.76
'99
'00
'01
'02
'03
'04
'05
'06
'07
'08
'09
'10
'11
'12
'13
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

The top line in the graph represents the fund's Anticipated Value at Maturity (AVM--defined on page 45), which fluctuates from day to day based on the fund's expected maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM.

While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.


26      TARGET MATURITIES TRUST: 2025          AMERICAN CENTURY INVESTMENTS


                         TARGET MATURITIES TRUST: 2025

TARGET:  2025'S ANTICIPATED VALUE AT MATURITY (AVM) INCREASED BY $1.88 (SEE PAGE
25). WHY?

    The higher AVM is a result of the new, unified fee structure shareholders approved last summer. We approximate the fund's anticipated growth rate and value at maturity each day, so shareholders have an idea what their investment should return if they hold their shares to the maturity date. But that calculation assumes that the expense ratio and portfolio composition remain constant over the life of the fund. In the past, our AVM calculation was based on the old expense cap of 0.70%, though actual fund expenses varied. Lowering the assumption for expenses in our calculation to 0.60%--the fund's current management fee--caused the anticipated value at maturity to rise. The size of the increase is a good illustration of the power of compounding. In a fund that has only a few years to run, such as Target: 2000, the revision meant an increase of $0.36 to the approximated ending share price. But in this fund, with more than 25 years to run, it works out to a gain of more than five times as much.

REFCORPS DECLINED AS A PERCENT OF THE PORTFOLIO. WHY THE CHANGE?

    The fund's assets nearly tripled, going from $74 million to almost $206 million, and we used that new money to buy STRIPS. We used them to put the new money to work quickly because STRIPS are the most liquid zero-coupon bonds (the easiest to buy and sell). The other reason we bought STRIPS is that the difference in yield between them and REFCORPs narrowed at the long end of the zero-coupon yield curve. When we opened Target: 2025 in 1996, REFCORP yields were 20 to 25 basis points higher than STRIPS yields. But that premium is now down to about 10 basis points. We don't think it makes sense to buy REFCORPs unless we can find them at much more attractive yields.

WHAT'S YOUR OUTLOOK FOR INTEREST RATES?

    While it's possible rates could go lower, we think the majority of the decline in yields is already behind us, so investors shouldn't expect a repeat of the 45%-plus return of the last year. In our opinion, economic growth would have to slow significantly to get bond prices moving higher again, and a slowdown of that magnitude doesn't seem likely in the near future. Analysts thought slower demand from Asia would put the brakes on the economy, but a robust consumer sector has kept growth strong. Continued economic strength helps establish a floor on how low interest rates can go--the Federal Reserve is reluctant to lower short-term interest rates as long as the economy remains robust and there's also the threat of inflation from higher wages.

WHAT ARE YOUR PLANS FOR THE FUND GOING FORWARD?

    We manage Target: 2025 to deliver a pure play on zero-coupon bonds, giving shareholders the total return and interest rate sensitivity of a zero maturing November 15, 2025. While there's no assurance Target: 2025 will reach its anticipated value at maturity, we'll manage the fund to try to meet or beat that value. To do that, we'll continue to work to move the fund's average maturity date closer to that of the benchmark, using cash inflows and outflows as opportunities to adjust the portfolio.

[pie charts]

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 3/31/98)
STRIPS             57%
REFCORPs           43%

PORTFOLIO COMPOSITION BY SECURITY TYPE (as of 9/30/97)
REFCORPs           63%
STRIPS             37%


SEMIANNUAL REPORT                     TARGET MATURITIES TRUST: 2025       27


                            SCHEDULE OF INVESTMENTS
                         TARGET MATURITIES TRUST: 2025

MARCH 31, 1998 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES(1)

              $  10,000,000  REFCORP STRIPS -- COUPON,
                                 6.19%, 1/15/24                 $     2,094,140

                 12,000,000  REFCORP STRIPS -- COUPON,
                                 6.50%, 4/15/24                       2,475,410

                  3,926,000  REFCORP STRIPS -- COUPON,
                                 7.10%, 7/15/24                         797,613

                 72,083,000  REFCORP STRIPS -- COUPON,
                                 6.83%, 10/15/24                     14,351,543

                 13,000,000  STRIPS -- COUPON, 7.27%,
                                 11/15/24                             2,663,172

                 17,500,000  STRIPS -- PRINCIPAL, 7.26%,
                                 11/15/24                             3,585,039

                 41,645,000  REFCORP STRIPS -- COUPON,
                                 6.93%, 1/15/25                       8,154,911

                156,900,000  STRIPS -- COUPON, 6.45%,
                                 2/15/25                             31,618,340

                275,300,000  STRIPS -- PRINCIPAL, 6.44%,
                                 2/15/25                             55,478,197

                 23,399,000  REFCORP STRIPS -- COUPON,
                                 7.00%, 4/15/25                       4,542,923

                  8,500,000  REFCORP STRIPS -- COUPON,
                                 6.95%, 7/15/25                       1,616,715

                 26,000,000  STRIPS -- COUPON, 6.05%,
                                 8/15/25                              5,092,416

                 73,000,000  STRIPS -- PRINCIPAL, 5.90%,
                                 8/15/25                             14,297,937

                 95,167,000  REFCORP STRIPS -- COUPON,
                                 6.79%, 10/15/25                     17,829,539

                 45,000,000  REFCORP STRIPS -- COUPON,
                                 6.81%, 1/15/26                       8,336,377

                 21,000,000  STRIPS -- PRINCIPAL, 5.99%,
                                 2/15/26                              4,008,671

                 43,000,000  REFCORP STRIPS -- COUPON,
                                 6.68%, 4/15/26                       7,911,016

                 36,000,000  REFCORP STRIPS -- COUPON,
                                 7.29%, 7/15/26                       6,523,324

                 80,042,000  REFCORP STRIPS -- COUPON,
                                 6.99%, 10/15/26                     14,287,971
                                                             -------------------

TOTAL INVESTMENT SECURITIES--100.0%                                $205,665,254
                                                             ===================
   (Cost $181,475,172)

NOTES TO SCHEDULE OF INVESTMENTS

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Rates indicated are the yield to maturity at purchase. These securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements


28      TARGET MATURITIES TRUST: 2025          AMERICAN CENTURY INVESTMENTS


                     STATEMENTS OF ASSETS AND LIABILITIES


MARCH 31, 1998 (UNAUDITED)              2000             2005             2010            2015            2020          2025
ASSETS

Investment securities, at value
  (identified cost of
  $234,953,553, $380,831,587,
  $163,868,666, $103,796,839,
  $408,803,791 and $181,475,172,
  respectively) (Note 3) .......  $ 240,373,763   $ 407,069,198   $ 182,575,705   $ 144,933,175   $ 557,859,896    $205,665,25

Cash ...........................         12,720       1,172,801       1,524,994         409,739         585,438      1,012,847

Other receivable ...............           --              --              --              --            15,135           --
                                  -------------   -------------   -------------   -------------   -------------  -------------
                                    240,386,483     408,241,999     184,100,699     145,342,914     558,460,469    206,678,101
                                  -------------   -------------   -------------   -------------   -------------  -------------
LIABILITIES

Disbursements in excess
  of demand deposit cash .......        224,710         295,691         256,679          43,001         514,685        240,321

Payable for capital shares
  redeemed .....................        131,451       1,353,147         132,216          99,918         738,311        801,163

Accrued management
  fee (Note 2) .................        120,182         202,392          90,356          72,362         281,863        103,922

Payable for trustees'
  fees and expenses ............            758             935             695             655           1,096            720
                                  -------------   -------------   -------------   -------------   -------------  -------------
                                        477,101       1,852,165         479,946         215,936       1,535,955      1,146,126
                                  -------------   -------------   -------------   -------------   -------------  -------------
Net Assets .....................  $ 239,909,382   $ 406,389,834   $ 183,620,753   $ 145,126,978   $ 556,924,514    $205,531,97
                                  =============   =============   =============   =============   =============  =============
CAPITAL SHARES

Outstanding (Unlimited
  number of shares
  authorized) ..................      2,694,025       5,930,051       3,433,442       3,369,568      17,781,654      7,922,723
                                  =============   =============   =============   =============   =============  =============
Net Asset Value Per Share ......  $       89.05   $       68.53   $       53.48   $       43.07   $       31.32  $       25.94
                                  =============   =============   =============   =============   =============  =============
NET ASSETS CONSIST OF:

Capital paid in ................  $ 231,079,950   $ 375,139,588   $ 162,613,311   $ 102,313,656   $ 387,434,248    $179,008,72

Undistributed net
  investment income ............      3,450,030       5,091,331       2,401,190       1,880,513       6,966,926      2,699,246

Accumulated undistributed
  net realized gain (loss)
  on investment transactions ...        (40,808)        (78,696)       (100,787)       (203,527)     13,467,235       (366,082)

Net unrealized appreciation on
  investments (Note 3) .........      5,420,210      26,237,611      18,707,039      41,136,336     149,056,105     24,190,082
                                  -------------   -------------   -------------   -------------   -------------  -------------
                                  $ 239,909,382   $ 406,389,834   $ 183,620,753   $ 145,126,978   $ 556,924,514  $ 205,531,975
                                  =============   =============   =============   =============   =============  =============

See Notes to Financial Statements


SEMIANNUAL REPORT              STATEMENTS OF ASSETS AND LIABILITIES       29


                           STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 1998 (UNAUDITED)              2000           2005            2010            2015            2020           2025

INVESTMENT INCOME

Income:

Interest .....................   $  7,885,705    $ 10,348,378   $  4,866,675    $  3,839,580    $ 16,244,930   $  4,850,340

Income from securities
lending ......................            --              --             --              --           105,086         32,906
                                 ------------    ------------   ------------    ------------    ------------   ------------
                                    7,885,705      10,348,378      4,866,675       3,839,580      16,350,016      4,883,246
                                 ------------    ------------   ------------    ------------    ------------   ------------
Expenses (Note 2):

Management fees ..............        720,818         971,465        466,312         398,512       1,721,154        502,049

Trustees' fees and expenses ..          5,515           6,177          4,637           4,410           9,123          4,920
                                 ------------    ------------   ------------    ------------    ------------   ------------
                                      726,333         977,642        470,949         402,922       1,730,277        506,969
                                 ------------    ------------   ------------    ------------    ------------   ------------
Net investment income ........      7,159,372       9,370,736      4,395,726       3,436,658      14,619,739      4,376,277
                                 ------------    ------------   ------------    ------------    ------------   ------------
REALIZED AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS (NOTE 3)

Net realized gain (loss)
  on investments .............      3,361,323         238,868        (15,540)       (100,044)     16,529,698        138,234

Change in net unrealized
  appreciation on
  investments ................     (2,124,152)      7,472,926      7,391,483      10,878,643      49,616,228     15,040,285
                                 ------------    ------------   ------------    ------------    ------------   ------------

Net realized and
  unrealized gain
  on investments .............      1,237,171       7,711,794      7,375,943      10,778,599      66,145,926     15,178,519
                                 ------------    ------------   ------------    ------------    ------------   ------------
Net Increase in Net Assets

Resulting from Operations ....   $  8,396,543    $ 17,082,530   $ 11,771,669    $ 14,215,257    $ 80,765,665   $ 19,554,796
                                 ============    ============   ============    ============    ============   ============

See Notes to Financial Statements


30      STATEMENTS OF OPERATIONS               AMERICAN CENTURY INVESTMENTS


                      STATEMENTS OF CHANGES IN NET ASSETS


SIX MONTHS ENDED MARCH 31, 1998
(UNAUDITED) AND YEAR ENDED
SEPTEMBER 30, 1997                                2000                             2005                             2010

Increase (Decrease) in Net Assets         1998            1997              1998             1997            1998            1997

OPERATIONS

Net investment income .........   $   7,159,372    $  16,169,545    $   9,370,736    $  15,451,023    $   4,395,726    $   6,845,706

Net realized gain (loss)
  on investments ..............       3,361,323        1,190,560          238,868        1,348,958          (15,540)       1,066,854

Change in net unrealized
  appreciation (depreciation)
on investments ................      (2,124,152)       2,108,565        7,472,926       11,653,361        7,391,483        9,112,041
                                  -------------    -------------    -------------    -------------    -------------    -------------
Net increase in net assets
  resulting from operations ...       8,396,543       19,468,670       17,082,530       28,453,342       11,771,669       17,024,601
                                  -------------    -------------    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO
SHAREHOLDERS

From net investment income ....    (15,765,056)     (17,081,069)     (15,987,498)     (14,549,884)      (7,094,254)      (6,941,406)

From net realized gains on
  investment transactions .....            --               --        (1,217,264)      (1,764,760)        (849,134)      (2,886,953)
                                  -------------    -------------    -------------    -------------    -------------    -------------
Decrease in net assets from
  distributions to
  shareholders ................    (15,765,056)     (17,081,069)     (17,204,762)     (16,314,644)      (7,943,388)      (9,828,359)
                                  -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold .....      31,197,059       68,953,917      167,807,747      121,523,893       79,977,881       63,762,772

Proceeds from reinvestment
  of distributions ............      15,630,391       16,712,103       17,061,205       15,992,574        7,879,476        9,617,856

Payments for shares redeemed ..    (47,926,689)    (107,433,075)     (60,034,027)    (106,841,952)     (32,876,714)     (66,882,232)
                                  -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease)
  in net assets from capital
  share transactions ..........      (1,099,239)     (21,767,055)     124,834,925       30,674,515       54,980,643        6,498,396
                                  -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease)
  in net assets ...............      (8,467,752)     (19,379,454)     124,712,693       42,813,213       58,808,924       13,694,638

NET ASSETS

Beginning of period ...........     248,377,134      267,756,588      281,677,141      238,863,928      124,811,829      111,117,191
                                  -------------    -------------    -------------    -------------    -------------    -------------
End of period .................   $ 239,909,382    $ 248,377,134    $ 406,389,834    $ 281,677,141    $ 183,620,753      $124,811,82
                                  =============    =============    =============    =============    =============    =============
Undistributed net
  investment income ...........   $   3,450,030    $  12,055,714    $   5,091,331    $  11,708,093    $   2,401,190    $   5,099,718
                                  =============    =============    =============    =============    =============    =============
TRANSACTIONS IN
SHARES OF THE FUNDS

Sold ..........................         353,356          833,120        2,455,653        1,988,109        1,519,604        1,383,983

Issued in reinvestment
  of distributions ............         191,104          217,238          270,807          282,750          159,950          233,038

Redeemed ......................       (544,056)      (1,291,432)        (887,881)      (1,748,806)        (624,118)      (1,456,337)

Reverse share split ...........       (192,640)        (221,717)        (272,951)        (288,036)        (161,116)        (237,690)
                                  -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) .......        (192,236)        (462,791)       1,565,628          234,017          894,320         (77,006)
                                  =============    =============    =============    =============    =============    =============

See Notes to Financial Statements


SEMIANNUAL REPORT               STATEMENTS OF CHANGES IN NET ASSETS       31


                      STATEMENTS OF CHANGES IN NET ASSETS

SIX MONTHS ENDED MARCH 31, 1998
(UNAUDITED) AND YEAR ENDED
SEPTEMBER 30, 1997                               2000                             2005                             2010

Increase (Decrease) in Net Assets        1998            1997              1998             1997            1998           1997

OPERATIONS

Net investment income ........ $     3,436,658  $     6,594,789  $    14,619,739  $    51,768,641  $     4,376,277  $     3,478,019

Net realized gain (loss)
  on investments .............        (100,044)       4,715,347       16,529,698       45,078,260          138,234          302,702

Change in net unrealized
  appreciation (depreciation)
  on investments .............      10,878,643       10,243,018       49,616,228       85,510,156       15,040,285        9,831,539
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Net increase in net assets
  resulting from operations ..      14,215,257       21,553,154       80,765,665      182,357,057       19,554,796       13,612,260
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
DISTRIBUTIONS TO
SHAREHOLDERS

From net investment income ...      (6,501,208)      (6,897,189)     (44,888,306)     (54,220,221)      (4,549,154)      (1,603,280)

From net realized gains on
  investment transactions ....      (4,326,523)      (1,134,946)     (41,866,720)            (831)        (305,669)            --
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Decrease in net assets from
  distributions to shareholders    (10,827,731)      (8,032,135)     (86,755,026)     (54,221,052)      (4,854,823)      (1,603,280)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold ....      54,491,617       62,777,456      229,709,543      528,512,319      286,488,492      147,285,096

Proceeds from reinvestment
  of distributions ...........      10,744,494        7,799,177       85,814,004       51,887,629        4,802,866        1,500,130

Payments for shares redeemed..     (38,396,228)     (84,851,908)    (306,160,699)  (1,081,304,136)    (174,280,671)    (122,633,493)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Net increase (decrease)
  in net assets from capital
  share transactions .........      26,839,883      (14,275,275)       9,362,848     (500,904,188)     117,010,687       26,151,733
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Net increase (decrease)
  in net assets ..............      30,227,409         (754,256)       3,373,487     (372,768,183)     131,710,660       38,160,713

NET ASSETS

Beginning of period ..........     114,899,569      115,653,825      553,551,027      926,319,210       73,821,315       35,660,602
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
End of period ................ $   145,126,978  $   114,899,569  $   556,924,514  $   553,551,027  $   205,531,975  $    73,821,315
                               ===============  ===============  ===============  ===============  ===============  ===============
Undistributed net
  investment income .......... $     1,880,513  $     4,945,063  $     6,966,926  $    37,235,493  $     2,699,246  $     2,872,123
                               ===============  ===============  ===============  ===============  ===============  ===============
TRANSACTIONS IN
SHARES OF THE FUNDS

Sold .........................       1,285,998        1,812,323        7,622,420       21,885,096       11,496,672        7,508,353

Issued in reinvestment
  of distributions ...........         281,652          241,373        3,356,693        2,286,212          199,764           79,036

Redeemed .....................        (911,156)      (2,427,375)     (10,186,143)     (43,514,345)      (6,886,063)      (6,180,587)

Reverse share split ..........        (283,585)        (248,086)      (3,387,874)      (2,383,074)        (201,848)         (84,260)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Net increase (decrease) ......         372,909         (621,765)      (2,594,904)     (21,726,111)       4,608,525        1,322,542
                               ===============  ===============  ===============  ===============  ===============  ===============

See Notes to Financial Statements


32      STATEMENTS OF CHANGES IN NET ASSETS    AMERICAN CENTURY INVESTMENTS


                         NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Target Maturities Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Trust is composed of the following series:
American Century - Benham Target Maturities Trust: 2000 (2000), American Century
- Benham Target Maturities Trust: 2005 (2005), American Century - Benham Target Maturities Trust: 2010 (2010), American Century - Benham Target Maturities
Trust:  2015 (2015),  American Century - Benham Target  Maturities  Trust:  2020
(2020), and American Century - Benham Target Maturities Trust: 2025 (2025)(the Funds). Each Fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks. Each Fund invests primarily in zero-coupon U.S. Treasury securities and will be liquidated shortly after the conclusion of its target maturity year. The Funds are authorized to issue two classes of shares: the Investor Class and the Advisor Class. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the Funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the Advisor Class had not commenced as of the report date. The following significant accounting policies, related to both classes of the Funds, are in accordance with accounting policies generally accepted in the investment company industry.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- It is the Funds' policy to distribute all net investment income and net realized capital gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized gains are declared and paid annually in December. At September 30, 1997 accumulated capital loss carryovers of $3,399,216 for 2000 (expiring
2003) may be used to offset future taxable gains.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net capital gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per share amount of the annual dividend and capital gain distribution (if any). After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.

    ADDITIONAL INFORMATION -- Effective January 15, 1998, Funds Distributor, Inc. (FDI) became the Trust's distributor. Certain officers of FDI are also officers of the Trust.


SEMIANNUAL REPORT                     NOTES TO FINANCIAL STATEMENTS       33


                         NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH RELATED PARTIES

    The Trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) that provides each Fund with investment advisory and management services in exchange for a single, unified management fee per class. Expenses excluded from this agreement are brokerage, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the net assets of all of the funds in the Fund's investment category which are managed by ACIM (the "Investment Category Fee"). The overall investment objective of each Fund determines its Investment Category. The three investment categories are: the Money Market Fund Category, the Bond Fund Category and the Equity Fund Category. The Funds are included in the Bond Fund Category. Second, a separate fee rate schedule is applied to the net assets of all of the funds managed by ACIM (the "Complex Fee"). The
Investment Category Fee and the Complex Fee are then added to determine the unified management fee rate. The management fee is paid monthly by each Fund based on each Fund's aggregate average daily net assets during the previous month multiplied by the monthly management fee rate. The annualized Investment Category Fee schedule for each Fund is as follows:

     0.3600% of the first $1 billion
     0.3080% of the next $1 billion
     0.2780% of the next $3 billion
     0.2580% of the next $5 billion
     0.2450% of the next $15 billion
     0.2430% of the next $25 billion
     0.2425% of the average daily net assets over $50 billion


    The annualized Complex Fee schedule (Investor Class) is as follows:

     0.3100% of the first $2.5 billion
     0.3000% of the next $7.5 billion
     0.2985% of the next $15 billion
     0.2970% of the next $25 billion
     0.2960% of the next $50 billion
     0.2950% of the next $100 billion
     0.2940% of the next $100 billion
     0.2930% of the next $200 billion
     0.2920% of the next $250 billion
     0.2910% of the next $500 billion
     0.2900% of the average daily net assets over $1,250 billion

    The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step. For example, if the Investor Class Complex Fee is 0.3100% for the first $2.5 billion, the Advisor Class Complex Fee is 0.0600% (0.3100% minus 0.2500%) for the first $2.5 billion.

    The Board of Trustees has adopted the Advisor Class Master Distribution and Shareholder Services Plan (the Plan), pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that the Funds will pay ACIM an annual distribution fee equal to 0.25% and service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the Funds. The service fee provides compensation for shareholder and administrative services rendered by ACIM, its affiliates or independent third party providers.

    Certain officers and trustees of the Trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the Trust's investment manager, ACIM, the Trust's transfer agent, American Century Services Corporation, and the registered broker-dealer, American Century Investment Services, Inc.


34      NOTES TO FINANCIAL STATEMENTS          AMERICAN CENTURY INVESTMENTS


                         NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

  Investment transactions in U.S. Treasury securities, excluding short-term investments were as follows:


                                 2000           2005             2010            2015           2020             2025

Purchases ..................  $75,219,477   $129,551,823     $51,905,205     $27,933,010     $56,869,480     $156,668,890

Proceeds From Sales ........  $92,752,230    $17,269,825      $5,337,310     $12,284,160    $137,297,920      $44,666,880

On March 31, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                 2000           2005             2010            2015           2020             2025

Appreciation ...............  $5,704,825     $26,057,936     $18,622,752      $41,263,112    $148,465,484     $24,395,570

Depreciation ...............   (284,615)     (136,933)           --           (126,776)         --             (595,655)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net ........................  $5,420,210     $25,921,003     $18,622,752      $41,136,336    $148,465,484    $23,799,915
                            -------------   -------------   -------------   -------------   -------------   -------------
Federal Tax Cost ........... $234,953,553   $381,148,195    $163,952,953     $103,796,839    $409,394,412    $181,865,339
                            =============   =============   =============   =============   =============   =============


SEMIANNUAL REPORT                     NOTES TO FINANCIAL STATEMENTS          35


                             FINANCIAL HIGHLIGHTS
                         TARGET MATURITIES TRUST: 2000

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)

                                         1998(1)              1997           1996             1995            1994           1993
PER-SHARE DATA

Net Asset Value,
Beginning of Period .............   $     86.05        $     79.95     $     76.86     $     66.93     $     72.40     $     62.16
                                    -----------        -----------     -----------     -----------     -----------     -----------
Income From Investment
  Operations

  Net Investment Income(2) ......          2.57               5.10            4.75            4.37            3.99            3.94

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions ..................          0.43               1.00           (1.66)           5.56           (9.46)           6.30
                                    -----------        -----------     -----------     -----------     -----------     -----------
  Total From Investment
  Operations ....................          3.00               6.10            3.09            9.93           (5.47)          10.24
                                    -----------        -----------     -----------     -----------     -----------     -----------
Distributions(3)

  From Net Investment
  Income ........................         (5.64)             (5.20)          (3.94)          (3.42)          (3.25)          (2.34)

  From Net Realized
  Capital Gains .................          --                 --              --              --             (2.95)          (1.83)

  In Excess of Net
  Realized Gains ................          --                 --              --              --             (1.20)           --
                                    -----------        -----------     -----------     -----------     -----------     -----------
  Total Distributions ...........         (5.64)             (5.20)          (3.94)          (3.42)          (7.40)          (4.17)
                                    -----------        -----------     -----------     -----------     -----------     -----------
Reverse Share Split .............          5.64               5.20            3.94            3.42            7.40            4.17
                                    -----------        -----------     -----------     -----------     -----------     -----------
Net Asset Value,
End of Period ...................   $     89.05        $     86.05     $     79.95     $     76.86     $     66.93     $     72.40
                                    ===========        ===========     ===========     ===========     ===========     ===========
  Total Return(4) ...............          3.47%              7.64%           4.01%          14.84%          (7.54)%         16.46%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ...........          0.60%(5)           0.56%           0.53%           0.63%           0.59%           0.60%

Ratio of Net Investment
  Income to Average
  Net Assets ....................          5.87%(5)           6.14%           5.99%           6.13%           5.74%           5.94%

Portfolio Turnover Rate .........            31%                10%             29%             53%             89%             77%

Net Assets, End
of Period (in thousands) ........   $   239,909        $   248,377     $   267,757     $   294,736     $   243,895     $   291,418

(1) Six months ended March 31, 1998 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements


36      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                         TARGET MATURITIES TRUST: 2005

For a Share Outstanding Throughout the Years Ended September 30
(except as noted)

                                         1998(1)              1997            1996            1995            1994            1993
PER-SHARE DATA

Net Asset Value,
Beginning of Period ..............   $     64.54        $     57.83     $     56.61     $     45.22     $     51.84    $     41.18
                                     -----------        -----------     -----------     -----------     -----------    -----------
Income From Investment
  Operations

  Net Investment Income(2) .......          1.90               3.74            3.50            3.33            3.11           2.90

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions ...................          2.09               2.97           (2.28)           8.06           (9.73)          7.76
                                     -----------        -----------     -----------     -----------     -----------    -----------
  Total From Investment
  Operations .....................          3.99               6.71            1.22           11.39           (6.62)         10.66
                                     -----------        -----------     -----------     -----------     -----------    -----------
Distributions(3)

  From Net Investment
  Income .........................         (3.61)             (3.61)          (2.06)          (2.41)          (2.70)         (2.51)

  From Net Realized
  Capital Gains ..................         (0.27)             (0.44)          (0.58)          (0.67)          (8.47)         (1.01)
                                     -----------        -----------     -----------     -----------     -----------    -----------
  Total Distributions ............         (3.88)             (4.05)          (2.64)          (3.08)         (11.17)         (3.52)
                                     -----------        -----------     -----------     -----------     -----------    -----------
Reverse Share Split ..............          3.88               4.05            2.64            3.08           11.17           3.52
                                     -----------        -----------     -----------     -----------     -----------    -----------
Net Asset Value,
End of Period ....................   $     68.53        $     64.54     $     57.83     $     56.61     $     45.22    $     51.84
                                     ===========        ===========     ===========     ===========     ===========    ===========
  Total Return(4) ................          6.18%             11.60%           2.15%          25.16%         (12.75)%        25.89%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ............          0.60%(5)           0.57%           0.58%           0.71%           0.64%          0.62%

Ratio of Net Investment
  Income to Average
  Net Assets .....................          5.71%(5)           6.15%           6.05%           6.58%           6.37%          6.44%

Portfolio Turnover Rate ..........             5%                15%             31%             34%             68%            50%

Net Assets, End
of Period (in thousands) .........   $   406,390        $   281,677     $   238,864     $   183,452     $    96,207    $   149,890

(1) Six months ended March 31, 1998 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements


SEMIANNUAL REPORT                              FINANCIAL HIGHLIGHTS       37


                             FINANCIAL HIGHLIGHTS
                         TARGET MATURITIES TRUST: 2010

For a Share Outstanding Throughout the Years Ended September 30
(except as noted)

                                           1998(1)              1997            1996            1995           1994           1993
PER-SHARE DATA

Net Asset Value,
Beginning of Period ................   $     49.16        $     42.47     $     42.14     $     31.67    $     38.13    $     28.53
                                       -----------        -----------     -----------     -----------    -----------    -----------
Income From Investment
  Operations

  Net Investment Income(2) .........          1.46               2.79            2.58            2.41           2.24           2.05

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions .....................          2.86               3.90           (2.25)           8.06          (8.70)          7.55
                                       -----------        -----------     -----------     -----------    -----------    -----------
  Total From Investment
  Operations .......................          4.32               6.69            0.33           10.47          (6.46)          9.60
                                       -----------        -----------     -----------     -----------    -----------    -----------
Distributions(3)

  From Net Investment
  Income ...........................         (2.46)             (2.82)          (1.57)          (1.48)         (1.46)         (1.58)

  From Net Realized
  Capital Gains ....................         (0.29)             (1.17)           --             (0.48)         (4.31)         (1.14)
                                       -----------        -----------     -----------     -----------    -----------    -----------
  Total Distributions ..............         (2.75)             (3.99)          (1.57)          (1.96)         (5.77)         (2.72)
                                       -----------        -----------     -----------     -----------    -----------    -----------
Reverse Share Split ................          2.75               3.99            1.57            1.96           5.77           2.72
                                       -----------        -----------     -----------     -----------    -----------    -----------
Net Asset Value,
End of Period ......................   $     53.48        $     49.16     $     42.47     $     42.14    $     31.67    $     38.13
                                       ===========        ===========     ===========     ===========    ===========    ===========
  Total Return(4) ..................          8.79%             15.75%           0.78%          33.06%        (16.92)%        33.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..............          0.60%(5)           0.62%           0.67%           0.71%          0.68%          0.66%

Ratio of Net Investment
  Income to Average
  Net Assets .......................          5.56%(5)           6.15%           5.98%           6.56%          6.35%          6.32%

Portfolio Turnover Rate ............             3%                26%             24%             26%            35%           132%

Net Assets, End
of Period (in thousands) ...........   $   183,621        $   124,812     $   111,117     $    95,057    $    46,312    $    70,551

(1) Six months ended March 31, 1998 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements


38      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                         TARGET MATURITIES TRUST: 2015

For a Share Outstanding Throughout the Years Ended September 30
(except as  noted)

                                          1998(1)              1997            1996            1995           1994             1993
PER-SHARE DATA

Net Asset Value,
Beginning of Period ...............   $     38.34        $     31.96     $     32.20     $     22.79     $     29.04    $     20.39
                                      -----------        -----------     -----------     -----------     -----------    -----------
Income From Investment
  Operations

  Net Investment Income(2) ........          1.06               2.00            1.85            1.71            1.57           1.46

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions ....................          3.67               4.38           (2.09)           7.70           (7.82)          7.19
                                      -----------        -----------     -----------     -----------     -----------    -----------
  Total From Investment
  Operations ......................          4.73               6.38           (0.24)           9.41           (6.25)          8.65
                                      -----------        -----------     -----------     -----------     -----------    -----------
Distributions(3)

  From Net Investment
  Income ..........................         (2.11)             (2.05)          (1.28)          (0.87)          (1.19)         (1.45)

  From Net Realized
  Capital Gains ...................         (1.40)             (0.34)          (1.61)           --             (7.08)         (0.34)

  In Excess of Net
  Realized Gains ..................          --                 --              --              --             (0.37)          --
                                      -----------        -----------     -----------     -----------     -----------    -----------
  Total Distributions .............         (3.51)             (2.39)          (2.89)          (0.87)          (8.64)         (1.79)
                                      -----------        -----------     -----------     -----------     -----------    -----------
Reverse Share Split ...............          3.51               2.39            2.89            0.87            8.64           1.79
                                      -----------        -----------     -----------     -----------     -----------    -----------
Net Asset Value,
End of Period .....................   $     43.07        $     38.34     $     31.96     $     32.20     $     22.79    $     29.04

  Total Return(4) .................         12.34%             19.96%          (0.74)%         41.29%         (21.52)%        42.42%
                                      ===========        ===========     ===========     ===========     ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .............          0.60%(5)           0.61%           0.65%           0.71%           0.68%          0.63%

Ratio of Net Investment
  Income to Average
  Net Assets ......................          5.09%(5)           5.79%           5.63%           6.40%           5.97%          6.28%

Portfolio Turnover Rate ...........             9%                21%             17%             70%             65%           138%

Net Assets, End
of Period (in thousands) ..........   $   145,127        $   114,900     $   115,654     $   114,647     $    66,073    $    89,023

(1) Six months ended March 31, 1998 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements


SEMIANNUAL REPORT                              FINANCIAL HIGHLIGHTS       39


                             FINANCIAL HIGHLIGHTS
                         TARGET MATURITIES TRUST: 2020

For a Share Outstanding Throughout the Years Ended September 30
(except as noted)

                                          1998(1)              1997            1996            1995            1994            1993
PER-SHARE DATA

Net Asset Value,
Beginning of Period ...............   $     27.17        $     22.00     $     22.47     $     15.28     $     20.72    $     13.63
                                      -----------        -----------     -----------     -----------     -----------    -----------
Income From Investment
  Operations

  Net Investment Income(2) ........          0.76               1.51            1.41            1.19            1.13           1.00

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions ....................          3.39               3.66           (1.88)           6.00           (6.57)          6.09
                                      -----------        -----------     -----------     -----------     -----------    -----------
  Total From Investment
  Operations ......................          4.15               5.17           (0.47)           7.19           (5.44)          7.09
                                      -----------        -----------     -----------     -----------     -----------    -----------
Distributions(3)

  From Net Investment
  Income ..........................         (2.35)             (1.45)          (0.40)          (0.21)          (0.28)         (0.53)

  From Net Realized
  Capital Gains ...................         (2.19)              --             (0.04)           --             (1.31)         (0.72)

  In Excess of Net
  Realized Gains ..................          --                 --              --              --             (1.18)          --
                                      -----------        -----------     -----------     -----------     -----------    -----------
  Total Distributions .............         (4.54)             (1.45)          (0.44)          (0.21)          (2.77)         (1.25)
                                      -----------        -----------     -----------     -----------     -----------    -----------
Reverse Share Split ...............          4.54               1.45            0.44            0.21            2.77           1.25
                                      -----------        -----------     -----------     -----------     -----------    -----------
Net Asset Value,
End of Period .....................   $     31.32        $     27.17     $     22.00     $     22.47     $     15.28    $     20.72
                                      ===========        ===========     ===========     ===========     ===========    ===========
  Total Return(4) .................         15.27%             23.50%          (2.09)%         47.05%         (26.25)%        52.02%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .............          0.60%(5)           0.53%           0.61%           0.72%           0.70%          0.70%

Ratio of Net Investment
  Income to Average
  Net Assets ......................          5.03%(5)           6.29%           6.25%           6.24%           6.28%          6.10%

Portfolio Turnover Rate ...........            10%                14%             47%             78%            116%           179%

Net Assets, End
of Period (in thousands) ..........   $   556,925        $   553,551     $   926,319     $   574,702     $    58,535    $    56,125

(1) Six months ended March 31, 1998 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) For years ended prior to September 30, 1997, distributions were calculated using average shares outstanding during the year. Distributions indicated for those years will be different than the actual per-share distributions to shareholders.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements


40      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                         TARGET MATURITIES TRUST: 2025

For a Share Outstanding Throughout the Years Ended September 30
(except as noted)

                                       1998(1)         1997          1996(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period .........   $     22.27        $     17.91    $     19.85
                                -----------        -----------    -----------
Income From Investment
  Operations

  Net Investment Income(3) ..          0.66               1.21           0.72

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions ..............          3.01               3.15          (2.66)
                                -----------        -----------    -----------
  Total From Investment
  Operations ................          3.67               4.36          (1.94)
                                -----------        -----------    -----------
Distributions

  From Net Investment
  Income ....................         (0.70)             (0.72)          --

  From Net Realized
  Capital Gains .............         (0.05)              --             --
                                -----------        -----------    -----------
  Total Distributions .......         (0.75)             (0.72)          --
                                -----------        -----------    -----------
Reverse Share Split .........          0.75               0.72           --
                                -----------        -----------    -----------
Net Asset Value,
End of Period ...............   $     25.94        $     22.27    $     17.91
                                ===========        ===========    ===========
  Total Return(4) ...........         16.48%             24.34%         (9.77)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .......         0.60%(5)           0.62%          0.67%(5)

Ratio of Net Investment
  Income to Average
  Net Assets ................         5.16%(5)           6.14%          6.57%(5)

Portfolio Turnover Rate .....            27%                58%            61%

Net Assets, End
of Period (in thousands) ....   $   205,532        $    73,821    $    35,661

(1) Six months ended March 31, 1998 (unaudited).

(2) February 15, 1996 (inception) through September 30, 1996.

(3) Computed using average shares outstanding throughout the period.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements


SEMIANNUAL REPORT                              FINANCIAL HIGHLIGHTS       41


                        RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid for six months from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax within six months prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our Exchange/ Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid for only six months from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


42      RETIREMENT ACCOUNT INFORMATION         AMERICAN CENTURY INVESTMENTS


                                     NOTES


SEMIANNUAL REPORT                                             NOTES       43


                            BACKGROUND INFORMATION

INVESTMENT PHILOSOPHY & POLICIES

    The Benham Group offers 39 fixed-income funds, ranging from money market funds to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market. To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions. Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

    In addition to these principles, each fund has its own investment policies:

    The six TARGET MATURITIES TRUST funds, including TARGET: 2000, TARGET: 2005,
TARGET: 2010, TARGET: 2015, TARGET: 2020 and TARGET: 2025, are variable-priced bond funds that invest primarily in zero-coupon U.S. Treasury securities and will be liquidated shortly after the conclusion of their target maturity year. Although these funds offer a relatively predictable return if held to maturity, they may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to maturity.

COMPARATIVE INDICES

    The following index is used in the report for fund performance comparisons. The index is not an investment product available for purchase.

    The MERRILL LYNCH LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with maturities greater than 10 years.

FUND BENCHMARKS

    The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

    The benchmark for the Target: 2000 fund is the 11/15/00 STRIPS ISSUE--a zero-coupon Treasury bond that matures November 15, 2000.

    The benchmark for the Target: 2005 fund is the 11/15/05 STRIPS ISSUE--a zero-coupon Treasury bond that matures November 15, 2005.

    The benchmark for the Target: 2010 fund is the 11/15/10 STRIPS ISSUE--a zero-coupon Treasury bond that matures November 15, 2010.

    The benchmark for the Target: 2015 fund is the 11/15/15 STRIPS ISSUE--a zero-coupon Treasury bond that matures November 15, 2015.

    The benchmark for the Target: 2020 fund is the 11/15/20 STRIPS ISSUE--a zero-coupon Treasury bond that matures November 15, 2020.

    The benchmark for the Target: 2025 fund is the 11/15/25 STRIPS ISSUE--a zero-coupon Treasury bond that matures November 15, 2025.

--------------------------------------------------------------------------------
INVESTMENT TEAM LEADERS
--------------------------------------------------------------------------------
  Portfolio Manager                          Dave Schroeder
--------------------------------------------------------------------------------

44      BACKGROUND INFORMATION                 AMERICAN CENTURY INVESTMENTS


                                   GLOSSARY

INVESTMENT TERMS

* BASIS POINT--one one-hundredth of a percentage point (or 0.01%). 100 basis points equal one percentage point (or 1%).

* COUPON--the stated interest rate of a security.

* YIELD CURVE--a graphic representation of the relationship between maturity and
yield  for  fixed-income   securities.   Yield  curve  graphs  plot  lengthening
maturities along the horizontal axis and rising yields along the vertical axis.

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial Highlights" on pages 36-41.

STATISTICAL TERMINOLOGY

* NUMBER OF SECURITIES--the number of different securities held by a fund on a given date.

* ANTICIPATED GROWTH RATE (AGR)--an approximation of the annualized rate of return that an investor may expect from his purchase date to the fund's WAM date, assuming all dividends and capital gains distributions are reinvested. It assumes that the Anticipated Value at Maturity is reached on the Weighted Average Maturity date.

* WEIGHTED AVERAGE MATURITY (WAM)--a measurement of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount.

* WAM DATE (WEIGHTED AVERAGE MATURITY DATE)--an average of the maturity dates of a portfolio's securities, weighted by dollar amount. The WAM date is calculated based on the WAM of the portfolio's investments on a given day.

* ANTICIPATED VALUE AT MATURITY (AVM)--the expected redemption value of a portfolio share on the portfolio's WAM date. (Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM or that the AGR will be realized.)

* EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. (See Note 2 in the Notes to Financial Statements.)

TYPES OF SECURITIES

* ZERO-COUPON BONDS (ZEROS)--bonds that make no periodic interest payments. Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity.

TYPES OF ZEROS

* STRIPS (SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES) --the U.S. Treasury Department program that allows broker-dealers to "strip" Treasury securities into their component parts. The securities created by this "stripping" activity are also known as STRIPS. STRIPS are direct obligations of the U.S. government and are the most liquid (easily bought and sold) Treasury zeros.

* REFCORPS (RESOLUTION FUNDING CORPORATION ZEROS)--zeros created from bonds issued by the Resolution Funding Corporation, a U.S. government agency. The principal portions of these bonds are secured by Treasury zeros, and the interest portions are guaranteed by the U.S. Treasury. REFCORPs are also relatively liquid.

* RECEIPT ZEROS--zeros created and issued by broker-dealers before the STRIPS program was implemented in 1985. The effective maturities of existing receipt zeros do not extend beyond 2009. Broker-dealers created receipt zeros by purchasing Treasury bonds, depositing them in a custodian bank, and then selling receipts representing ownership interest in the coupons or principal portions of the bonds. The custodial accounts that hold the underlying Treasury bonds are kept separate from the bank's assets. The types of receipt zeros include:

    CATS (CERTIFICATES OF ACCRUAL OF TREASURY SECURITIES)--issued by Salomon Brothers, Inc.

    TRS (TREASURY RECEIPTS)--general receipt zeros.

    ETRS (EASY-GROWTH TREASURY RECEIPTS)--issued by Dean Witter Reynolds, Inc.


SEMIANNUAL REPORT                                          GLOSSARY       45

[american century logo(reg.sm)]
          American
       Century(reg.tm)

P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

INTERNET: WWW.AMERICANCENTURY.COM

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

(c) 1998 AMERICAN CENTURY SERVICES CORPORATION  FUNDS DISTRIBUTOR, INC.

9805           [RECYCLED LOGO]
SH-BKT-12403      RECYCLED